UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5931
                                                     ---------------------

              Nuveen New York Performance Plus Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: September 30
                                           ------------------

                  Date of reporting period: March 31, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT March 31, 2005

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                                      NUVEEN NEW YORK MUNICIPAL VALUE FUND, INC.
                                                                             NNY

                           NUVEEN NEW YORK PERFORMANCE PLUS MUNICIPAL FUND, INC.
                                                                             NNP

                               NUVEEN NEW YORK DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NAN

                             NUVEEN NEW YORK DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NXK

Photo of: Man, woman and child at the beach.
Photo of: A child.

DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

Logo: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Chairman's
     LETTER TO SHAREHOLDERS

Once again, I am pleased to report that over the six-month period covered by this semiannual report your Fund continued to provide you with monthly tax-free income and an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Manager's Comments and Performance Overview sections of this report.

As I noted in my last letter to you, our conversations with financial advisers and investors suggest that many of you may be wondering whether longer-term interest rates will soon begin to rise substantially, mirroring the rise that has taken place over the past year in shorter-term rates. If longer-term rates do begin to rise significantly, some of you also may be wondering if that makes this a good time to adjust your holdings of fixed-income investments. We can't answer these questions for you - no one knows what the future will bring.


"IN FACT, A WELL-DIVERSIFIED PORTFOLIO MAY ACTUALLY HELP TO REDUCE YOUR OVERALL INVESTMENT RISK."


From our experience, we do know that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in helping you achieve your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk. That is one reason why we believe that a municipal bond investment like your Nuveen Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

As in past reports, I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for instructions.

Some of you may have heard that in April, 2005, The St. Paul Travelers Companies, Inc., which had owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser) completed a public offering of a substantial portion of its equity stake in Nuveen. At the same time, St. Paul Travelers also entered into agreements to sell the balance of its shares in Nuveen to us or to others at a future date.

These transactions will have no impact on the investment objectives or management of your Fund. However, taken as a whole they are considered to be an "assignment" of your Fund's investment management agreement. This means that you and your fellow Fund shareholders soon will be asked to formally approve the continuation of your Fund's management contract with Nuveen. We will be sending you more information about this process in the coming weeks.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the monthsand years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

May 16, 2005

Nuveen New York Municipal Closed-End Exchange-Traded Funds
(NNY, NNP, NAN, NXK)

Portfolio Manager's
        COMMENTS



Portfolio manager Paul Brennan reviews key investment strategies and the semiannual performance of these four New York Funds. Paul, who has 14 years of investment experience, including 8 years with Nuveen, has managed NNY, NNP and NAN since 1999, and NXK since its inception in 2001.


WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX MONTHS ENDED MARCH 31, 2005?

Between October 2004 and March 2005, the Federal Reserve implemented four quarter-point increases in the fed funds rate, raising this short-term interest rate target to 2.75% from 1.75%. (On May 3, 2005, after the close of this reporting period, the fed funds rate was raised to 3.00%.) With the market anticipating increases in interest rates throughout the period, our focus centered on finding bonds that, in our judgment, would add immediate value to the Funds' portfolios and that also had the potential to perform well under a variety of future market scenarios.

Overall, our purchase activity focused on finding bonds in the long-intermediate part of the yield curve - that is, bonds that mature in 20 years or more. In our opinion, this part of the yield curve generally offered the most attractive opportunities and the best values during this reporting period.

During this six-month reporting period, municipal issuance in New York jumped 67% over that of the previous six months, with almost $23 billion in new issues during this period. As a result, we found a number of opportunities to make trades that we believed would benefit the Funds. The majority of our new purchases over this time period were in insured or highly-rated securities, reflecting the high overall quality of the new issue supply. One example included the insured bonds issued by Sales Tax Asset Receivable Corporation (STAR Corp.), which were added to all four of the Funds. Other additions during this period included insured New York City bonds and insured Puerto Rico debt which, like bonds from New York issuers, provide New York residents with income free from federal, state and local taxes. Some of these additions were financed with the proceeds from sales of pre-refunded bonds and bonds with shorter maturities, which generally tended to underperform in the interest rate environment of the six month period.

Despite the large amount of new issues, the municipal market in New York did not provide many opportunities to purchase bonds rated BBB and lower during this period. Despite this, we sought to maintain some exposure to lower credit quality securities, which tended to help overall performance since lower-rated bonds were generally among the best performers during this reporting period.

HOW DID THE FUNDS PERFORM?

Individual results for the Nuveen New York Funds, as well as for comparative indexes, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 3/31/05

                    6-MONTH           1-YEAR           5-YEAR            10-YEAR
--------------------------------------------------------------------------------
NNY1                1.54%             3.04%            5.97%             5.22%
--------------------------------------------------------------------------------
NNP                 1.91%             3.97%            9.41%             7.08%
--------------------------------------------------------------------------------
NAN                 1.87%             4.19%            9.94%             NA
--------------------------------------------------------------------------------
NXK                 2.18%             4.17%            NA                NA
--------------------------------------------------------------------------------
Lehman Brothers NY
Tax-Exempt
Bond Index2         1.09%             2.54%            6.52%             6.48%
--------------------------------------------------------------------------------
Lipper NY
Municipal Debt
Funds Average3      3.23%             3.67%            8.08%             6.76%
--------------------------------------------------------------------------------

* Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

     Past performance is not predictive of future results. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

     For additional information, see the individual Performance Overview for your Fund in this report.


1    NNY is an unleveraged Fund; the remaining three Funds are leveraged.

2 The Lehman Brothers New York Tax-Exempt Bond Index is an unleveraged, unmanaged index comprising a broad range of investment-grade New York municipal bonds. Results for the Lehman index do not reflect any expenses.

3 The Lipper New York Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 22 funds; 1 year, 22 funds; 5 years, 11 funds; and 10 years, 9 funds. Fund and Lipper returns assume reinvestment of dividends.

For the six months ended March 31, 2005, the cumulative returns on net asset value (NAV) for all four of the New York Funds covered in this report outperformed the return on the Lehman Brothers New York Tax-Exempt bond Index. Each of the Funds underperformed the average return for the Lipper New York Municipal Debt Funds over this period.

One of the primary factors benefiting the six-month performance of NNP, NAN and NXK relative to that of the Lehman Brothers index was these Funds' use of financial leverage. NNY, like the Lehman Brothers index, is unleveraged. While leveraging can add volatility to the Funds' NAVs and share prices, especially during periods when interest rates rise, this strategy can also provide opportunities for additional income and total returns for common shareholders when short-term interest rates remain relatively low and long-term rates fall or remain fairly constant, as they did during this reporting period.

Although short-term rates remained relatively low, they did begin to rise over this six-month period in response to increases in the fed funds rate. At the same time, longer-term interest rates ended the six-month period at virtually the same level as they began it. This meant that bonds with longer maturities generally tended to perform better than securities with shorter maturities over this reporting period, since bond prices move in the opposite direction from interest rates. This affected the performance of NNY in particular, since this Fund had more exposure to the short end of the yield curve than the other three Funds.

As noted, all of the Funds benefited from their allocations of lower quality bonds during this period, with bonds rated BBB and below investment-grade generally outperforming higher credit quality sectors as the economy improved. Among the lower-rated holdings making positive contributions to the Funds' cumulative six-month returns were hospital bonds. The healthcare sector ranked second in terms of performance among the Lehman municipal revenue sectors for the period. In addition, each of the Funds had a small exposure to bonds issued for British Airways and/or American Airlines, which posted exceptionally strong performance for the six months. Bonds backed by the 1998 master tobacco settlement agreement also produced solid performance during this period, as the litigation environment improved and the supply/demand situation drove tobacco bond prices higher. As of March 31, 2005, all of these Funds held between 4% and 5% of their portfolios in uninsured and unenhanced tobacco bonds.

The performance of each of these Funds was also helped to some extent by several advance refundings of their holdings during this period, which resulted in price appreciation as well as enhanced credit quality. At the same time, however, their holdings of older pre-refunded bonds tended to underperform the general municipal market during this period, due primarily to the shorter effective maturities of these bonds.

Finally, all of the portfolios were impacted positively during this period by Moody's November 2004 upgrade of the credit rating on New York State general obligation bonds to A1 from A2. That rating was reconfirmed in February 2005, as was Standard & Poor's AA rating for the state. In addition, on April 4, 2005, following the end of this reporting period, Moody's upgraded the rating on New York City general obligation debt to A1 from A2, the highest rating ever given to the city by Moody's. The rating agency cited New York City's ability to make difficult budgetary and fiscal policy decisions in recovering from one of the most serious fiscal crises in decades as the primary reason for the upgrade.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF MARCH 31, 2005?

We continued to believe that, given the current geopolitical and economic climate, maintaining strong credit quality was an important requirement. As of March 31, 2005, all four of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 75% in NNY, NNP and NXK to 79% in NAN.

As of March 31, 2005, potential call exposure for the period April 2005 through the end of 2006 ranged from 1% in NAN and NXK to 4% in NNP and 8% in NNY. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Dividend and Share Price
       INFORMATION


As short-term interest rates remained relatively low, the leveraged structures of NAN and NXK continued to support their dividend-paying capabilities, and the dividends on these two Funds remained stable throughout this six-month reporting period. The extent of the benefit of leverage is tied in part to the short-term rates leveraged Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. In NNP, however, the combination of the Federal Reserve's increases in short-term interest rates--which led to higher borrowing costs for the Fund--and greater levels of trading activity put pressure on NNP's dividend, resulting in a single dividend cut in March 2005. The unleveraged NNY paid a steady dividend over this period.

In addition, due to capital gains generated by normal portfolio activity, common shareholders of the following Funds received capital gains and/or net ordinary income distributions at the end of December 2004 as indicated:

                           LONG-TERM
                       CAPITAL GAINS                    ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NNY                         $     --                            $0.0012
--------------------------------------------------------------------------------
NNP                          $0.0798                            $0.0021
--------------------------------------------------------------------------------
NXK                          $0.0618                            $0.0006
--------------------------------------------------------------------------------

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of March 31, 2005, all of the Funds in this report had positive UNII balances for both financial statement and tax purposes.

At the end of the reporting period, the Funds' share prices were trading at discounts to their NAVs as shown in the accompanying chart:

                             3/31/05                    6-MONTH AVERAGE
                            DISCOUNT                           DISCOUNT
--------------------------------------------------------------------------------
NNY                           -4.32%                             -8.17%
--------------------------------------------------------------------------------
NNP                           -9.00%                             -5.44%
--------------------------------------------------------------------------------
NAN                           -4.48%                             -2.71%
--------------------------------------------------------------------------------
NXK                           -5.19%                             -4.33%
--------------------------------------------------------------------------------

Nuveen New York Municipal Value Fund, Inc.
NNY

Performance
     OVERVIEW As of March 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              47%
AA                               28%
A                                 7%
BBB                              12%
BB or Lower                       3%
NR                                3%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0355
May                           0.0355
Jun                           0.0355
Jul                           0.0355
Aug                           0.0355
Sep                           0.0355
Oct                           0.0355
Nov                           0.0355
Dec                           0.0355
Jan                           0.0355
Feb                           0.0355
Mar                           0.0355

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/04                        9.39
                              9.19
                              9.05
                              8.92
                              8.98
                              8.95
                              8.93
                              8.83
                              8.76
                              8.87
                              8.88
                              8.82
                              8.86
                              8.79
                              8.85
                              8.74
                              8.78
                              8.81
                              8.78
                              8.68
                              8.72
                              8.71
                              8.72
                              8.7
                              8.74
                              8.7
                              8.65
                              8.75
                              8.75
                              8.67
                              8.55
                              8.6
                              8.53
                              8.51
                              8.57
                              8.5
                              8.53
                              8.57
                              8.76
                              8.66
                              8.74
                              8.74
                              8.57
                              8.67
                              8.71
                              8.79
                              8.67
                              8.79
                              8.7
                              8.66
                              8.64
                              8.65
                              8.59
                              8.55
                              8.55
                              8.66
                              8.67
                              8.59
                              8.57
                              8.66
                              8.65
                              8.61
                              8.67
                              8.69
                              8.8
                              8.78
                              8.84
                              8.79
                              8.77
                              8.74
                              8.67
                              8.68
                              8.71
                              8.75
                              8.76
                              8.75
                              8.68
                              8.74
                              8.71
                              8.75
                              8.83
                              8.78
                              8.9
                              8.88
                              8.88
                              8.99
                              8.95
                              8.94
                              8.94
                              9.05
                              8.99
                              9
                              8.94
                              8.94
                              8.97
                              8.9
                              8.9
                              9
                              8.95
                              8.99
                              9.05
                              9.03
                              9.04
                              9.03
                              9.05
                              9.08
                              9.05
                              9.15
                              9.1
                              9.03
                              9.11
                              9.13
                              9.18
                              9.12
                              9.12
                              9.16
                              9.15
                              9.09
                              9.09
                              9.04
                              9.11
                              9.17
                              9.22
                              9.18
                              9.23
                              9.16
                              9.19
                              9.15
                              9.17
                              9.1
                              9.16
                              9.2
                              9.14
                              9.23
                              9.32
                              9.28
                              9.31
                              9.36
                              9.31
                              9.27
                              9.19
                              9.36
                              9.32
                              9.28
                              9.33
                              9.29
                              9.29
                              9.33
                              9.35
                              9.33
                              9.29
                              9.33
                              9.34
                              9.32
                              9.09
                              9.12
                              9.09
                              9.18
                              9.31
                              9.29
                              9.31
                              9.25
                              9.27
                              9.16
                              9.19
                              9.2
                              9.16
                              9.19
                              9.15
                              9.1
                              9.15
                              9.05
                              9.15
                              9.07
                              9.05
                              9.07
                              9.07
                              9.02
                              8.99
                              9.01
                              9.03
                              9.01
                              8.98
                              8.95
                              9.12
                              9.05
                              9.06
                              9.02
                              8.97
                              8.99
                              9
                              8.97
                              8.95
                              9
                              9.06
                              9.11
                              9.05
                              9.09
                              9.1
                              9.1
                              8.99
                              9.04
                              9.08
                              9.14
                              9.14
                              9.1
                              9.14
                              9.17
                              9.18
                              9.2
                              9.24
                              9.28
                              9.3
                              9.33
                              9.24
                              9.234
                              9.37
                              9.41
                              9.52
                              9.42
                              9.38
                              9.42
                              9.4
                              9.43
                              9.19
                              9.18
                              9.13
                              9.19
                              9.34
                              9.36
                              9.3
                              9.37
                              9.5
                              9.5
                              9.4
                              9.36
                              9.35
                              9.28
                              9.33
                              9.26
                              9.22
                              9.2
                              9.25
                              9.26
                              9.32
                              9.25
                              9.17
                              9.11
                              9.07
                              9.4
                              9.35
                              9.43
3/31/05                       9.52


FUND SNAPSHOT
------------------------------------
Common Share Price             $9.52
------------------------------------
Common Share Net Asset Value   $9.95
------------------------------------
Premium/(Discount) to NAV     -4.32%
------------------------------------
Market Yield                   4.47%
------------------------------------
Taxable-Equivalent Yield1      6.67%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $150,470
------------------------------------
Average Effective
Maturity on Securities (Years) 18.88
------------------------------------
Modified Duration               4.98
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/07/87)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    6.46%         1.54%
------------------------------------
1-Year          5.92%         3.04%
------------------------------------
5-Year          8.33%         5.97%
------------------------------------
10-Year         4.82%         5.22%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         23.2%
------------------------------------
Long-Term Care                 14.3%
------------------------------------
Healthcare                     11.9%
------------------------------------
U.S. Guaranteed                 9.3%
------------------------------------
Utilities                       8.8%
------------------------------------
Education and Civic
  Organizations                 8.6%
------------------------------------
Transportation                  6.7%
------------------------------------
Consumer Staples                4.6%
------------------------------------
Other                          12.6%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a net ordinary income distribution in December 2004 of $0.0012 per share.

Nuveen New York Performance Plus Municipal Fund, Inc.
NNP

Performance
     OVERVIEW As of March 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              50%
AA                               25%
A                                 8%
BBB                              12%
BB or Lower                       3%
NR                                2%


Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0845
May                           0.0845
Jun                           0.0845
Jul                           0.0845
Aug                           0.0845
Sep                           0.0845
Oct                           0.0845
Nov                           0.0845
Dec                           0.0845
Jan                           0.0845
Feb                           0.0845
Mar                           0.0815

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/04                        16.92
                              16.74
                              16.17
                              15.75
                              15.9
                              16.05
                              16.08
                              15.73
                              15.37
                              15.26
                              15.45
                              15.38
                              15
                              15.14
                              15.09
                              15.05
                              15.02
                              14.94
                              14.65
                              14.5
                              14.55
                              14.56
                              14.62
                              14.6
                              14.47
                              14.16
                              13.9
                              14.05
                              14
                              13.76
                              13.95
                              14.09
                              14.11
                              14.13
                              14.32
                              14.32
                              14.35
                              14.47
                              14.58
                              14.59
                              14.47
                              14.47
                              14.57
                              14.57
                              14.55
                              14.56
                              14.51
                              14.45
                              14.5
                              14.41
                              14.37
                              14.37
                              14.26
                              14.29
                              14.25
                              14.25
                              14.3
                              14.32
                              14.4
                              14.4
                              14.41
                              14.35
                              14.46
                              14.49
                              14.65
                              14.8
                              14.85
                              14.93
                              14.91
                              15.05
                              15.07
                              15.02
                              15.15
                              15.05
                              15.01
                              14.94
                              14.75
                              14.66
                              14.77
                              14.82
                              14.68
                              14.75
                              14.8
                              14.87
                              14.87
                              15.08
                              15.12
                              15.25
                              15.17
                              15.29
                              15.38
                              15.36
                              15.28
                              15.18
                              15.38
                              15.33
                              15.43
                              15.48
                              15.57
                              15.62
                              15.35
                              15.34
                              15.47
                              15.54
                              15.632
                              15.71
                              15.8
                              15.91
                              15.85
                              15.85
                              15.75
                              15.9
                              15.8
                              15.72
                              15.65
                              15.66
                              15.71
                              15.7
                              15.72
                              15.66
                              15.79
                              15.75
                              15.8
                              15.78
                              15.82
                              15.82
                              15.81
                              15.66
                              15.66
                              15.68
                              15.7
                              15.76
                              15.72
                              15.85
                              15.8
                              15.83
                              15.77
                              15.82
                              15.81
                              15.9
                              15.78
                              15.84
                              15.83
                              15.84
                              16.01
                              15.95
                              16.12
                              16.11
                              16.14
                              16.13
                              16.13
                              16.26
                              16.32
                              16.2
                              15.77
                              15.63
                              15.58
                              15.62
                              15.74
                              15.75
                              15.7
                              15.79
                              15.84
                              15.62
                              15.99
                              15.88
                              15.95
                              15.95
                              15.8
                              15.8
                              15.96
                              15.73
                              15.78
                              15.78
                              15.77
                              15.8
                              15.85
                              15.88
                              15.62
                              15.59
                              15.57
                              15.55
                              15.46
                              15.47
                              15.45
                              15.44
                              15.39
                              15.36
                              15.3
                              15.43
                              15.47
                              15.61
                              15.6
                              15.7
                              15.67
                              15.72
                              15.99
                              15.71
                              15.6
                              15.52
                              15.4
                              15.45
                              15.39
                              15.38
                              15.37
                              15.37
                              15.33
                              15.41
                              15.37
                              15.41
                              15.48
                              15.51
                              15.58
                              15.6
                              15.6
                              15.68
                              15.63
                              15.69
                              15.91
                              15.87
                              15.784
                              15.78
                              15.83
                              15.81
                              15.66
                              15.6
                              15.58
                              15.53
                              15.55
                              15.63
                              15.6
                              15.65
                              15.63
                              15.64
                              15.64
                              15.57
                              15.53
                              15.38
                              15.36
                              15.19
                              15.25
                              15.26
                              15.1
                              15.15
                              15.09
                              15
                              14.95
                              14.72
                              14.72
                              14.55
                              14.62
                              14.64
3/31/05                       14.77


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.77
------------------------------------
Common Share
Net Asset Value               $16.23
------------------------------------
Premium/(Discount) to NAV     -9.00%
------------------------------------
Market Yield                   6.62%
------------------------------------
Taxable-Equivalent Yield1      9.88%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $243,093
------------------------------------
Average Effective
Maturity on Securities (Years) 17.27
------------------------------------
Leverage-Adjusted Duration      8.10
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/15/89)
------------------------------------
            ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -2.09%         1.91%
------------------------------------
1-Year         -5.95%         3.97%
------------------------------------
5-Year          9.27%         9.41%
------------------------------------
10-Year         6.24%         7.08%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         19.8%
------------------------------------
U.S. Guaranteed                18.3%
------------------------------------
Education and Civic
  Organizations                13.4%
------------------------------------
Healthcare                     10.4%
------------------------------------
Utilities                       8.1%
------------------------------------
Water and Sewer                 6.9%
------------------------------------
Transportation                  6.3%
------------------------------------
Long-Term Care                  5.1%
------------------------------------
Other                          11.7%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.0819 per share.

Nuveen New York Dividend Advantage Municipal Fund
NAN

Performance
     OVERVIEW As of March 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              51%
AA                               28%
A                                 7%
BBB                               9%
BB or Lower                       2%
NR                                3%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Apr                           0.0825
May                           0.0825
Jun                           0.0825
Jul                           0.0825
Aug                           0.0825
Sep                           0.0825
Oct                           0.0825
Nov                           0.0825
Dec                           0.0825
Jan                           0.0825
Feb                           0.0825
Mar                           0.0825

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/04                        16.19
                              15.81
                              15.6
                              15.09
                              15.29
                              15.28
                              15.23
                              14.81
                              14.62
                              14.74
                              14.79
                              14.75
                              14.61
                              14.46
                              14.44
                              14.25
                              14.16
                              14
                              13.93
                              13.77
                              13.83
                              13.98
                              13.98
                              14.05
                              13.97
                              13.8
                              13.6
                              13.75
                              13.59
                              13.61
                              13.64
                              13.67
                              13.83
                              13.8
                              13.95
                              13.97
                              14
                              14.15
                              14.18
                              14.26
                              14.19
                              14.19
                              14.21
                              14.36
                              14.29
                              14.27
                              14.17
                              14.15
                              14.03
                              13.88
                              13.87
                              14
                              14.01
                              14.02
                              13.98
                              13.98
                              14.02
                              14.02
                              14.15
                              14.26
                              14.24
                              14.25
                              14.25
                              14.32
                              14.47
                              14.55
                              14.59
                              14.75
                              14.74
                              14.77
                              14.78
                              14.81
                              14.93
                              14.86
                              14.8
                              14.55
                              14.53
                              14.6
                              14.69
                              14.62
                              14.55
                              14.66
                              14.68
                              14.75
                              14.75
                              14.85
                              14.9
                              15
                              14.99
                              15
                              14.96
                              14.97
                              14.78
                              14.78
                              14.79
                              14.79
                              14.82
                              14.84
                              14.8
                              14.76
                              14.79
                              14.79
                              14.84
                              14.88
                              14.94
                              14.95
                              14.99
                              15
                              14.99
                              14.92
                              14.93
                              14.85
                              14.84
                              14.92
                              14.8
                              14.76
                              14.8
                              14.85
                              14.89
                              14.92
                              14.92
                              14.95
                              15.04
                              15.16
                              15.1
                              15.16
                              15.07
                              15.01
                              15
                              15.03
                              14.98
                              15.01
                              15
                              15.03
                              15.11
                              15.26
                              15.17
                              15.28
                              15.22
                              15.28
                              15.24
                              15.26
                              15.29
                              15.33
                              15.4
                              15.37
                              15.32
                              15.35
                              15.32
                              15.34
                              15.3
                              15.34
                              15.44
                              15.3
                              15.09
                              15.15
                              15.15
                              15.38
                              15.3
                              15.34
                              15.47
                              15.52
                              15.52
                              15.59
                              15.6
                              15.45
                              15.55
                              15.5
                              15.44
                              15.35
                              15.25
                              15.2
                              15.21
                              15.4
                              15.47
                              15.45
                              15.57
                              15.57
                              15.49
                              15.38
                              15.49
                              15.4
                              15.34
                              15.31
                              15.34
                              15.4
                              15.44
                              15.41
                              15.4
                              15.47
                              15.43
                              15.55
                              15.56
                              15.6
                              15.7
                              15.6
                              15.6
                              15.61
                              15.61
                              15.58
                              15.62
                              15.72
                              15.72
                              15.68
                              15.64
                              15.71
                              15.66
                              15.8
                              15.76
                              15.768
                              15.77
                              15.77
                              15.75
                              15.75
                              15.63
                              15.76
                              15.75
                              15.72
                              15.69
                              15.7
                              15.62
                              15.69
                              15.66
                              15.65
                              15.58
                              15.6
                              15.51
                              15.49
                              15.55
                              15.59
                              15.61
                              15.66
                              15.67
                              15.69
                              15.67
                              15.64
                              15.6
                              15.36
                              15.4
                              15.35
                              15.45
                              15.42
                              15.4
                              15.35
                              15.34
                              15.38
                              15.28
                              15.2
                              14.93
                              14.71
                              14.69
                              14.72
3/31/05                       14.93


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.93
------------------------------------
Common Share
Net Asset Value               $15.63
------------------------------------
Premium/(Discount) to NAV     -4.48%
------------------------------------
Market Yield                   6.63%
------------------------------------
Taxable-Equivalent Yield1      9.90%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $143,750
------------------------------------
Average Effective
Maturity on Securities (Years) 18.00
------------------------------------
Leverage-Adjusted Duration      7.34
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/26/99)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.69%         1.87%
------------------------------------
1-Year         -1.64%         4.19%
------------------------------------
5-Year         10.14%         9.94%
------------------------------------
Since
Inception       6.14%         7.71%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Healthcare                     23.2%
------------------------------------
Tax Obligation/Limited         18.0%
------------------------------------
Education and Civic
  Organizations                14.4%
------------------------------------
Tax Obligation/General          9.9%
------------------------------------
U.S. Guaranteed                 9.5%
------------------------------------
Utilities                       6.8%
------------------------------------
Transportation                  5.5%
------------------------------------
Other                          12.7%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen New York Dividend Advantage Municipal Fund 2
NXK

Performance
     OVERVIEW As of March 31, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              55%
AA                               20%
A                                 5%
BBB                              15%
BB or Lower                       2%
NR                                3%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0795
May                           0.0795
Jun                           0.0795
Jul                           0.0795
Aug                           0.0795
Sep                           0.0795
Oct                           0.0795
Nov                           0.0795
Dec                           0.0795
Jan                           0.0795
Feb                           0.0795
Mar                           0.0795

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/1/04                        15.85
                              15.79
                              15.28
                              15.12
                              15.2
                              15.25
                              15.08
                              14.39
                              14.21
                              14.02
                              14.23
                              14.26
                              14.19
                              13.99
                              14.02
                              13.9
                              13.83
                              13.7
                              13.65
                              13.67
                              13.71
                              13.65
                              13.62
                              13.66
                              13.58
                              13.15
                              13.33
                              13.41
                              13.41
                              13.5
                              13.58
                              13.6
                              13.83
                              13.4
                              13.5
                              13.57
                              13.4
                              13.55
                              13.66
                              13.91
                              13.94
                              13.94
                              14.01
                              14.1
                              14.18
                              13.9
                              13.7
                              13.97
                              13.65
                              13.71
                              13.75
                              13.8
                              13.74
                              13.72
                              13.74
                              13.54
                              13.61
                              13.68
                              13.57
                              13.76
                              13.65
                              13.56
                              13.58
                              13.7
                              14.05
                              14
                              14.1
                              14.15
                              14.34
                              14.39
                              14.33
                              14.3
                              14.44
                              14.23
                              14.12
                              14.12
                              14.08
                              14.11
                              13.92
                              13.93
                              13.9
                              13.81
                              14
                              14.16
                              14.16
                              14.14
                              14.26
                              14.35
                              14.32
                              14.52
                              14.49
                              14.48
                              14.3
                              14.35
                              14.39
                              14.38
                              14.47
                              14.5
                              14.45
                              14.55
                              14.47
                              14.5
                              14.59
                              14.55
                              14.65
                              14.62
                              14.68
                              14.73
                              14.78
                              14.81
                              14.71
                              14.63
                              14.64
                              14.64
                              14.62
                              14.55
                              14.62
                              14.7
                              14.7
                              14.7
                              14.75
                              14.76
                              14.8
                              14.85
                              14.98
                              14.82
                              14.95
                              14.82
                              14.71
                              14.76
                              14.76
                              14.66
                              14.8
                              15.1
                              14.85
                              14.85
                              14.92
                              14.96
                              14.98
                              15.12
                              14.88
                              15.02
                              15
                              14.99
                              14.99
                              15.14
                              15.27
                              15.06
                              15.15
                              15.27
                              15.27
                              15.28
                              15.2
                              14.95
                              14.83
                              14.85
                              15.03
                              15.21
                              15.3
                              15.06
                              15
                              15
                              14.96
                              14.9
                              14.91
                              15.02
                              15
                              15.05
                              14.77
                              14.95
                              14.8
                              14.75
                              14.98
                              14.9
                              14.82
                              14.9
                              14.81
                              14.93
                              14.78
                              14.72
                              14.69
                              14.7
                              14.76
                              14.95
                              14.85
                              14.75
                              15
                              14.87
                              14.84
                              14.94
                              14.84
                              14.8
                              14.8
                              14.86
                              14.94
                              14.86
                              14.93
                              14.93
                              15.1
                              15.26
                              15.2
                              15.24
                              15.25
                              15.25
                              15.16
                              15.14
                              15.24
                              15.25
                              15.22
                              15.36
                              15.3
                              15.37
                              15.3
                              15.29
                              15.2
                              15.21
                              15.2
                              15.2
                              15.05
                              15.07
                              15.03
                              15.05
                              15.1
                              15.1
                              15.06
                              14.91
                              14.65
                              14.67
                              14.73
                              14.77
                              14.79
                              14.9
                              14.9
                              14.9
                              14.89
                              14.95
                              14.96
                              14.92
                              14.91
                              14.67
                              14.88
                              15.06
                              14.96
                              14.8
                              14.7
                              14.68
                              14.67
                              14.34
                              14.3
                              14.29
                              14.29
                              14.61
3/31/05                       14.6


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.60
------------------------------------
Common Share
Net Asset Value               $15.40
------------------------------------
Premium/(Discount) to NAV     -5.19%
------------------------------------
Market Yield                   6.53%
------------------------------------
Taxable-Equivalent Yield1      9.75%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $99,412
------------------------------------
Average Effective
Maturity on Securities (Years) 18.24
------------------------------------
Leverage-Adjusted Duration      7.69
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.13%         2.18%
------------------------------------
1-Year         -1.02%         4.17%
------------------------------------
Since
Inception       5.84%         8.23%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         15.3%
------------------------------------
U.S. Guaranteed                13.8%
------------------------------------
Utilities                      12.7%
------------------------------------
Healthcare                     11.3%
------------------------------------
Education and Civic
  Organizations                10.8%
------------------------------------
Transportation                  9.6%
------------------------------------
Tax Obligation/General          9.1%
------------------------------------
Water and Sewer                 6.0%
------------------------------------
Other                          11.4%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 33%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.0624 per share.

Shareholder
       MEETING REPORT

The Shareholder Meeting was held in San Francisco, California, on March 22,
2005.

                                                                                        NNY                      NNP
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                                                       Common and
                                                                                                    MuniPreferred      MuniPreferred
                                                                                                    shares voting      shares voting
                                                                                         Common          together           together
                                                                                         shares        as a class         as a class
====================================================================================================================================
Robert P. Bremner
  For                                                                                        --        12,963,082                 --
  Withhold                                                                                   --           183,977                 --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                                                      --        13,147,059                 --
====================================================================================================================================
Lawrence H. Brown
  For                                                                                13,179,600        12,960,132                 --
  Withhold                                                                              203,702           186,927                 --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                                              13,383,302        13,147,059                 --
====================================================================================================================================
Jack B. Evans
  For                                                                                        --        12,953,996                 --
  Withhold                                                                                   --           193,063                 --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                                                      --        13,147,059                 --
====================================================================================================================================
William C. Hunter
  For                                                                                13,178,848        12,962,965                 --
  Withhold                                                                              204,454           184,094                 --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                                              13,383,302        13,147,059                 --
====================================================================================================================================
David J. Kundert
  For                                                                                13,181,495        12,962,865                 --
  Withhold                                                                              201,807           184,194                 --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                                              13,383,302        13,147,059                 --
====================================================================================================================================
William J. Schneider
  For                                                                                        --                --              4,313
  Withhold                                                                                   --                --                 33
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                                                      --                --              4,346
====================================================================================================================================
Timothy R. Schwertfeger
  For                                                                                13,185,050                --              4,313
  Withhold                                                                              198,252                --                 33
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                                              13,383,302                --              4,346
====================================================================================================================================
Judith M. Stockdale
  For                                                                                        --        12,957,332                 --
  Withhold                                                                                   --           189,727                 --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                                                      --        13,147,059                 --
====================================================================================================================================
Eugene S. Sunshine
  For                                                                                13,181,250        12,956,279                 --
  Withhold                                                                              202,052           190,780                 --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                                              13,383,302        13,147,059                 --
====================================================================================================================================

Shareholder
      MEETING REPORT (continued)

                                                                               NAN                                 NXK
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                    Common and                          Common and
                                                                 MuniPreferred     MuniPreferred     MuniPreferred     MuniPreferred
                                                                 shares voting     shares voting     shares voting     shares voting
                                                                      together          together          together          together
                                                                    as a class        as a class        as a class        as a class
====================================================================================================================================
Robert P. Bremner
  For                                                                8,865,620                --         6,212,230                --
  Withhold                                                              57,150                --            53,147                --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                              8,922,770                --         6,265,377                --
====================================================================================================================================
Lawrence H. Brown
  For                                                                8,864,663                --         6,211,733                --
  Withhold                                                              58,107                --            53,644                --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                              8,922,770                --         6,265,377                --
====================================================================================================================================
Jack B. Evans
  For                                                                8,862,445                --         6,213,073                --
  Withhold                                                              60,325                --            52,304                --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                              8,922,770                --         6,265,377                --
====================================================================================================================================
William C. Hunter
  For                                                                8,865,620                --         6,211,073                --
  Withhold                                                              57,150                --            54,304                --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                              8,922,770                --         6,265,377                --
====================================================================================================================================
David J. Kundert
  For                                                                8,865,620                --         6,210,873                --
  Withhold                                                              57,150                --            54,504                --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                              8,922,770                --         6,265,377                --
====================================================================================================================================
William J. Schneider
  For                                                                       --             2,737                --             1,871
  Withhold                                                                  --                 5                --                 4
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                                     --             2,742                --             1,875
====================================================================================================================================
Timothy R. Schwertfeger
  For                                                                       --             2,737                --             1,868
  Withhold                                                                  --                 5                --                 7
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                                     --             2,742                --             1,875
====================================================================================================================================
Judith M. Stockdale
  For                                                                8,861,532                --         6,214,973                --
  Withhold                                                              61,238                --            50,404                --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                              8,922,770                --         6,265,377                --
====================================================================================================================================
Eugene S. Sunshine
  For                                                                8,860,281                --         6,209,730                --
  Withhold                                                              62,489                --            55,647                --
------------------------------------------------------------------------------------------------------------------------------------
  Total                                                              8,922,770                --         6,265,377                --
====================================================================================================================================

                        Nuveen New York Municipal Value Fund, Inc. (NNY)
                        Portfolio of
                                INVESTMENTS March 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.6% (4.6% OF TOTAL INVESTMENTS)

$         470   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      471,622
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          355   Erie County Tobacco Asset Securitization Corporation,                 7/10 at 101.00         BBB            367,056
                 New York, Senior Tobacco Settlement Asset-Backed Bonds,
                 Series 2000, 6.000%, 7/15/20

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          150    6.000%, 6/01/15                                                      6/10 at 101.00         BBB            158,468
          705    6.150%, 6/01/25                                                      6/10 at 101.00         BBB            731,797

          765   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         BBB            783,620
                 Pass-Through Bonds, Series 2000, 5.800%, 6/01/23

          390   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            389,731
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        1,000   Nassau County Tobacco Settlement Corporation, New York,               7/09 at 101.00        BBB-          1,045,250
                 Tobacco Settlement Asset-Backed Bonds, Series 1999A,
                 6.500%, 7/15/27

          300   Rensselaer Tobacco Asset Securitization Corporation,                  6/12 at 100.00         BBB            293,778
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

        1,250   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,            7/09 at 101.00         BBB          1,298,200
                 Series 1999-1, 6.250%, 7/15/27

        1,250   Westchester Tobacco Asset Securitization Corporation,                 7/10 at 101.00         BBB          1,326,275
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999, 6.750%, 7/15/29


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 8.5% (8.6% OF TOTAL INVESTMENTS)

                Albany Industrial Development Agency, New York, Revenue
                Bonds, Albany Law School, Series 2000A:
          600    5.700%, 10/01/20 - RAAI Insured                                     10/10 at 100.00          AA            650,994
          750    5.750%, 10/01/30 - RAAI Insured                                     10/10 at 100.00          AA            813,337

        2,000   New York City Trust for Cultural Resources, New York,                 4/07 at 101.00         AAA          2,103,280
                 Revenue Bonds, American Museum of Natural History,
                 Series 1997A, 5.650%, 4/01/27 - MBIA Insured

          575   New York City Trust for Cultural Resources, New York,                 7/10 at 101.00           A            618,596
                 Revenue Bonds, Museum of American Folk Art, Series 2000,
                 6.000%, 7/01/22 - ACA Insured

          245   New York City Industrial Development Agency, New York,               10/14 at 100.00          A-            248,050
                 Civic Facility Revenue Bonds, St. Francis College,
                 Series 2004, 5.000%, 10/01/34

        1,100   New York City Industrial Development Agency, New York,                2/11 at 100.00          A-          1,130,195
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

          800   New York State Dormitory Authority, Insured Revenue                   7/11 at 102.00          AA            846,848
                 Bonds, D'Youville College, Series 2001, 5.250%, 7/01/20 -
                 RAAI Insured

        1,000   New York State Dormitory Authority, Insured Revenue Bonds,            9/06 at 102.00          AA          1,048,100
                 Long Island University, Series 1996, 5.500%, 9/01/20 -
                 RAAI Insured

          315   New York State Dormitory Authority, Revenue Bonds,                      No Opt. Call         AAA            358,505
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        1,250   New York State Dormitory Authority, Revenue Bonds,                    7/09 at 101.00          AA          1,382,050
                 Marymount Manhattan College, Series 1999,
                 6.250%, 7/01/29 - RAAI Insured

          750   New York State Dormitory Authority, Revenue Bonds,                    7/09 at 102.00          AA            832,718
                 Pratt Institute, Series 1999, 6.000%, 7/01/24 - RAAI Insured

                New York State Dormitory Authority, Second General Resolution
                Consolidated Revenue Bonds, City University System, Series 1993A:
        1,000    5.750%, 7/01/18                                                        No Opt. Call         AA-          1,141,530
        1,400    6.000%, 7/01/20                                                        No Opt. Call         AA-          1,644,258


                                       17


                        Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)
                               Portfolio of INVESTMENTS March 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.8% (11.9% OF TOTAL INVESTMENTS)

$         490   Cattaraugus County Industrial Development Agency,                     8/08 at 102.00          AA     $      504,298
                 New York, Revenue Bonds, Olean General Hospital,
                 Series 1998A, 5.250%, 8/01/23

          760   Nassau County Industrial Development Agency, New York,                  No Opt. Call          A3            819,029
                 Revenue Refunding Bonds, North Shore Health System
                 Obligated Group, Series 2001B, 5.875%, 11/01/11

          500   New York City Health and Hospitals Corporation, New York,             2/09 at 101.00         AAA            524,810
                 Health System Revenue Bonds, Series 1999A,
                 5.125%, 2/15/14 - AMBAC Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,175    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          1,253,749
        1,000    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,063,720

          250   New York City Industrial Development Agency, New York,                7/12 at 101.00         Ba3            246,498
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2002C, 6.450%, 7/01/32

          500   New York City Industrial Development Agency, New York,                7/12 at 100.00         Ba3            494,600
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2001B, 6.375%, 7/01/31

        2,250   New York State Dormitory Authority, FHA-Insured Mortgage              2/07 at 102.00         AAA          2,390,513
                 Nursing Home Revenue Bonds, Rosalind and Joseph Gurwin
                 Jewish Geriatric Center of Long Island, Series 1997,
                 5.700%, 2/01/37 - AMBAC Insured

          705   New York State Dormitory Authority, FHA-Insured                       2/15 at 100.00         AAA            730,168
                 Mortgage Revenue Bonds, Montefiore Hospital,
                 Series 2004, 5.000%, 8/01/29 - FGIC Insured

        1,250   New York State Dormitory Authority, Revenue Bonds,                    7/10 at 101.00        Baa1          1,373,988
                 Catholic Health Services of Long Island Obligated Group,
                 St. Catherine of Siena Medical Center, Series 2000A,
                 6.500%, 7/01/20

        1,000   New York State Dormitory Authority, Revenue Bonds,                    7/05 at 100.00        BBB-          1,000,950
                 Mount Sinai NYU Health Obligated Group, Series 2002C,
                 6.000%, 7/01/26

        1,000   New York State Dormitory Authority, Revenue Bonds,                    7/10 at 101.00         Ba1          1,039,600
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/25

        1,640   New York State Dormitory Authority, Revenue Bonds,                    8/14 at 100.00         AAA          1,785,862
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          100   New York State Dormitory Authority, Revenue Bonds,                    7/06 at 102.00         Ba3             99,994
                 Nyack Hospital, Series 1996, 6.250%, 7/01/13

          500   New York State Dormitory Authority, Revenue Bonds,                    7/13 at 100.00        Baa1            522,185
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

          500   New York State Dormitory Authority, Revenue Bonds,                    7/13 at 100.00        Baa1            514,645
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

        1,795   New York State Medical Care Facilities Finance Agency,                8/05 at 102.00         AAA          1,851,650
                 FHA-Insured Hospital and Nursing Home Revenue Bonds,
                 Series 1995B, 6.250%, 2/15/15

        1,035   Newark-Wayne Community Hospital, New York, Hospital                   9/05 at 100.00         N/R          1,022,487
                 Revenue Refunding and Improvement Bonds, Series 1993A,
                 7.600%, 9/01/15

          500   Yonkers Industrial Development Agency, New York, Revenue              7/11 at 101.00          BB            507,450
                 Bonds, St. John's Riverside Hospital, Series 2001A,
                 7.125%, 7/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 3.6% (3.6% OF TOTAL INVESTMENTS)

          400   East Syracuse Housing Authority, New York, FHA-Insured                4/10 at 102.00         AAA            438,504
                 Section 8 Assisted Revenue Refunding Bonds, Bennet
                 Project, Series 2001A, 6.700%, 4/01/21

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2001A:
        1,000    5.400%, 11/01/21                                                     5/11 at 101.00          AA          1,054,030
        1,000    5.500%, 11/01/31                                                     5/11 at 101.00          AA          1,027,070
        1,000    5.600%, 11/01/42                                                     5/11 at 101.00          AA          1,027,150

          440   New York State Housing Finance Agency, Secured Mortgage               8/11 at 100.00         Aa1            464,112
                 Program Multifamily Housing Revenue Bonds, Series 2001E,
                 5.600%, 8/15/20 (Alternative Minimum Tax)

        1,275   Westchester County Industrial Development Agency,                     8/11 at 102.00         Aaa          1,359,494
                 New York, GNMA Collateralized Mortgage Loan Revenue
                 Bonds, Living Independently for the Elderly Inc.,
                 Series 2001A, 5.375%, 8/20/21


                                       18

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.1% (3.2% OF TOTAL INVESTMENTS)

$       3,750   New York State Mortgage Agency, Homeowner Mortgage                    9/08 at 101.00         Aa1     $    3,881,663
                 Revenue Bonds, Series 73A, 5.250%, 10/01/17 (Alternative
                 Minimum Tax)

          840   New York State Mortgage Agency, Mortgage Revenue                      4/13 at 101.00         Aaa            846,325
                 Bonds, Thirty-Third Series A, 4.750%, 4/01/23 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 14.1% (14.3% OF TOTAL INVESTMENTS)

        1,000   Babylon Industrial Development Agency, New York, Revenue              8/09 at 101.00         AAA          1,106,560
                 Bonds, WSNCHS East Inc., Series 2000B, 6.000%, 8/01/24 -
                 MBIA Insured

        2,015   East Rochester Housing Authority, New York, FHA-Insured               8/07 at 102.00         AAA          2,163,888
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1997A, 5.750%, 8/01/37 - MBIA Insured

        3,125   East Rochester Housing Authority, New York, FHA-Insured               8/08 at 101.00         AAA          3,164,594
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1998A, 5.250%, 8/01/38

          590   New York City Industrial Development Agency, New York,                7/10 at 102.00         N/R            635,766
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2000, 8.125%, 7/01/19

          530   New York City Industrial Development Agency, New York,                7/11 at 101.00         N/R            554,544
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2001A-1, 7.250%, 7/01/16

        1,000   New York State Dormitory Authority, FHA-Insured                       2/08 at 102.00         AAA          1,024,910
                 Mortgage Nursing Home Revenue Bonds, Eger Healthcare
                 Center of Staten Island, Series 1998, 5.100%, 2/01/28

        3,000   New York State Dormitory Authority, FHA-Insured Mortgage              2/07 at 102.00          AA          3,196,020
                 Nursing Home Revenue Bonds, Hebrew Home for the Aged
                 at Riverdale, Series 1997, 6.125%, 2/01/37

        1,915   New York State Dormitory Authority, FHA-Insured Mortgage              8/06 at 102.00         AA-          1,994,607
                 Revenue Bonds, German Masonic Home Corporation,
                 Series 1996, 5.950%, 8/01/26

        3,000   New York State Dormitory Authority, FHA-Insured Mortgage              8/06 at 102.00         AAA          3,172,350
                 Revenue Bonds, W.K. Nursing Home Corporation,
                 Series 1996, 6.125%, 2/01/36

        1,000   New York State Dormitory Authority, Revenue Bonds,                    7/10 at 101.00         Aa3          1,085,040
                 Concord Nursing Home Inc., Series 2000, 6.500%, 7/01/29

        3,000   Syracuse Housing Authority, New York, FHA-Insured                     2/08 at 102.00         AAA          3,166,800
                 Mortgage Revenue Bonds, Loretto Rest Residential
                 Healthcare Facility, Series 1997A, 5.600%, 8/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 1.5% (1.5% OF TOTAL INVESTMENTS)

          825   New York City, New York, General Obligation Bonds,                    8/14 at 100.00          A1            886,322
                 Fiscal Series 2004B, 5.250%, 8/01/15

          750   New York City, New York, General Obligation Bonds,                    8/14 at 100.00          A1            802,950
                 Fiscal Series 2004C, 5.250%, 8/15/16

          550   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            580,487
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 22.9% (23.2% OF TOTAL INVESTMENTS)

        1,000   Battery Park City Authority, New York, Senior Revenue Bonds,         11/13 at 100.00         AAA          1,081,120
                 Series 2003A, 5.250%, 11/01/21

          350   Erie County Industrial Development Agency, New York, School           5/14 at 100.00         AAA            392,711
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

        1,000   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AA-          1,029,810
                 Service Contract Refunding Bonds, Series 2002A,
                 5.125%, 1/01/29

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        2,000    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          2,119,600
        1,000    5.000%, 11/15/30                                                    11/12 at 100.00         AA-          1,023,160

          560   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00         BBB            576,128
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

        1,330   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          1,382,761
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.000%, 2/01/23

          105   New York State Dormitory Authority, Improvement Revenue               2/06 at 102.00         AAA            109,109
                 Bonds, Mental Health Services Facilities, Series 1996B,
                 5.375%, 2/15/26 - FSA Insured

        2,000   New York State Dormitory Authority, Lease Revenue Bonds,              5/10 at 101.00         AAA          2,206,200
                 Court Facilities, Series 1999, 5.750%, 5/15/30 -
                 AMBAC Insured

        1,000   New York State Environmental Facilities Corporation,                  3/14 at 100.00         AA-          1,047,390
                 Infrastructure Revenue Bonds, Series 2003A,
                 5.000%, 3/15/21


                                       19

                        Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         280   New York State Housing Finance Agency, Suffolk County,                5/05 at 100.00        Baa1     $      284,346
                 H.E.L.P. Secured Loan Rental Housing Revenue Bonds,
                 Series 1989A, 8.100%, 11/01/05

        1,810   New York State Dormitory Authority, Service Contract Bonds,           4/12 at 100.00         AA-          1,930,492
                 Child Care Facilities Development Program, Series 2002,
                 5.375%, 4/01/16

        1,000   New York State Thruway Authority, Highway and Bridge                  4/14 at 100.00         AAA          1,056,760
                 Trust Fund Bonds, Second General, Series 2004,
                 5.000%, 4/01/20 - MBIA Insured

        1,270   New York State Thruway Authority, Highway and Bridge                    No Opt. Call         AAA          1,394,117
                 Trust Fund Bonds, Series 2004B, 5.250%, 4/01/12 -
                 AMBAC Insured

        1,620   New York State Thruway Authority, State Personal Income               3/12 at 100.00          AA          1,700,077
                 Tax Revenue Bonds, Series 2002A, 5.125%, 3/15/21

          600   New York State Urban Development Corporation, Special                   No Opt. Call         AA-            698,628
                 Project Revenue Bonds, University Facilities Grants,
                 Series 1995, 5.875%, 1/01/21

        1,750   New York State Urban Development Corporation, Service                   No Opt. Call         AA-          1,898,033
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

        3,000   Niagara Falls City School District, Niagara County, New York,         6/08 at 101.00         AAA          3,180,630
                 Certificates of Participation, High School Facility,
                 Series 1998, 5.375%, 6/15/28 - MBIA Insured

          750   Niagara Falls City School District, Niagara County, New York,         6/09 at 101.00        BBB-            805,718
                 Certificates of Participation, High School Facility,
                 Series 2000, 6.625%, 6/15/28

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
          740    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA            775,742
          550    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            575,691
          710    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA            739,231

        1,230   Suffolk County Judicial Facilities Agency, New York, Service         10/09 at 101.00         AAA          1,305,214
                 Agreement Revenue Bonds, John P. Colahan Court Complex,
                 Series 1999, 5.000%, 4/15/16 - AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
          500    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA            535,415
        2,000    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          2,126,020

        1,000   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-          1,084,350
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

           75   Triborough Bridge and Tunnel Authority, New York, Convention            No Opt. Call         AA-             83,154
                 Center Bonds, Series 1990E, 7.250%, 1/01/10

        1,500   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00         BBB          1,699,530
                 Loan Notes, Series 1999A, 6.500%, 10/01/24

                Yonkers Industrial Development Agency, New York, Revenue
                Bonds, Community Development Properties - Yonkers Inc.
                Project, Series 2001A:
          500    6.250%, 2/01/16                                                      2/11 at 100.00        BBB-            543,215
        1,120    6.625%, 2/01/26                                                      2/11 at 100.00        BBB-          1,203,104


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.6% (6.7% OF TOTAL INVESTMENTS)

          400   Albany Parking Authority, New York, Revenue Bonds,                    7/11 at 101.00        BBB+            421,948
                 Series 2001A, 5.625%, 7/15/25

        1,000   Buffalo and Fort Erie Public Bridge Authority, New York,              7/05 at 101.00         AAA          1,012,350
                 Revenue Bonds, Series 1995, 5.750%, 1/01/25 -
                 MBIA Insured

          500   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA            552,460
                 Transportation Revenue Refunding Bonds, Series 2002A,
                 5.500%, 11/15/19 - AMBAC Insured

          780   Metropolitan Transportation Authority, New York,                     11/15 at 100.00         AAA            807,604
                 Transportation Revenue Bonds, Series 2005A,
                 5.000%, 11/15/33 - AMBAC Insured

        1,100   New York City Industrial Development Agency, New York,               12/08 at 102.00         Ba2            919,985
                 Special Facilities Revenue Bonds, British Airways PLC,
                 Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

        1,000   New York City Industrial Development Agency, New York,                8/12 at 101.00         CCC            812,710
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative
                 Minimum Tax)

          500   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA            519,320
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$         500   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA     $      527,290
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        2,500   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         AA-          2,605,175
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
          780    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA            891,883
          800    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA            857,336


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 9.2% (9.3% OF TOTAL INVESTMENTS)

        2,250   Metropolitan Transportation Authority, New York, Commuter             7/07 at 102.00         AAA          2,357,730
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 -
                 AMBAC Insured

        1,000   Nassau County, New York, General Obligation Improvement               3/10 at 100.00         AAA          1,115,430
                 Bonds, Series 2000E, 6.000%, 3/01/19 (Pre-refunded
                 to 3/01/10) - FSA Insured

        1,000   Nassau County Interim Finance Authority, New York, Sales             11/10 at 100.00         AAA          1,123,380
                 Tax Secured Revenue Bonds, Series 2000A, 5.750%, 11/15/16
                 (Pre-refunded to 11/15/10) - MBIA Insured

           20   New York City, New York, General Obligation Bonds, Fiscal            10/07 at 101.00         Aaa             21,715
                 Series 1997G, 6.000%, 10/15/26 (Pre-refunded to 10/15/07)

           85   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA             97,062
                 Water and Sewerage System Revenue Bonds,
                 Fiscal Series 2000B, 6.100%, 6/15/31 (Pre-refunded
                 to 6/15/10) - MBIA Insured

        3,500   New York State Dormitory Authority, Judicial Facilities                 No Opt. Call         AAA          4,211,970
                 Lease Revenue Bonds, Suffolk County Issue, Series 1986,
                 7.375%, 7/01/16

          600   New York State Dormitory Authority, Revenue Bonds,                    3/13 at 100.00       AA***            666,474
                 State Personal Income Tax, Series 2003A,
                 5.375%, 3/15/22 (Pre-refunded to 3/15/13)

           25   New York State Dormitory Authority, Suffolk County,                   4/05 at 114.14     Baa1***             35,060
                 Lease Revenue Bonds, Judicial Facilities, Series 1991A,
                 9.500%, 4/15/14

        1,000   Niagara Falls, Niagara County, New York, General Obligation             No Opt. Call         AAA          1,183,130
                 Water Treatment Plant Bonds, Series 1994, 7.250%, 11/01/11
                 (Alternative Minimum Tax) - MBIA Insured

        2,600   Triborough Bridge and Tunnel Authority, New York, General             1/22 at 100.00         AAA          2,958,202
                 Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30
                 (Pre-refunded to 1/01/22)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 8.7% (8.8% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
          150    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA            158,121
        2,500    5.250%, 12/01/26                                                     6/08 at 101.00          A-          2,597,325

        2,330   Long Island Power Authority, New York, Electric System                9/11 at 100.00          A-          2,465,187
                 General Revenue Bonds, Series 2001A, 5.375%, 9/01/21

          750   Long Island Power Authority, New York, Electric System                5/11 at 100.00          A-            779,783
                 General Revenue Bonds, Series 2001L, 5.375%, 5/01/33

        1,000   New York City Industrial Development Agency, New York,               10/08 at 102.00        BBB-            962,890
                 Revenue Bonds, Brooklyn Navy Yard Cogeneration
                 Partners LP, Series 1997, 5.750%, 10/01/36 (Alternative
                 Minimum Tax)

        1,500   New York State Energy Research and Development Authority,             3/08 at 101.50         AAA          1,493,310
                 Pollution Control Revenue Bonds, New York State Electric
                 and Gas Corporation, Series 2005A, 4.100%, 3/15/15 -
                 MBIA Insured

        1,500   New York State Power Authority, General Revenue Bonds,               11/10 at 100.00         Aa2          1,566,090
                 Series 2000A, 5.250%, 11/15/40

          500   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa1            536,725
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001A,
                 5.450%, 11/15/26 (Alternative Minimum Tax)
                 (Mandatory put 11/15/12)

          250   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa1            265,233
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001C,
                 5.625%, 11/15/24 (Alternative Minimum Tax) (Mandatory
                 put 11/15/14)


                                       21


                        Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$         750   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA     $      783,292
                 Series 2005RR, 5.000%, 7/01/35 (WI, settling 4/04/05) -
                 FGIC Insured

                Suffolk County Industrial Development Agency, New York, Revenue
                Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
        1,000    5.300%, 1/01/13 (Alternative Minimum Tax)                            1/09 at 101.00         N/R            980,030
          575    5.500%, 1/01/23 (Alternative Minimum Tax)                            1/09 at 101.00         N/R            553,207


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.8% (3.8% OF TOTAL INVESTMENTS)

          300   Monroe County Water Authority, New York, Water System                 8/11 at 101.00          AA            315,048
                 Revenue Bonds, Series 2001, 5.150%, 8/01/22

        1,000   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00         AAA          1,074,990
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000A, 5.500%, 6/15/32 - FGIC Insured

        1,250   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AA+          1,341,138
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2001A, 5.500%, 6/15/33

        1,500   New York City Municipal Water Finance Authority,                      6/11 at 101.00         AA+          1,646,595
                 New York, Water and Sewerage System Revenue Bonds,
                 Fiscal Series 2001D, 5.500%, 6/15/17

          415   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA            466,930
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

          740   New York City Municipal Water Finance Authority, New York,            6/12 at 100.00         AA+            802,090
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2003A, 5.375%, 6/15/19
------------------------------------------------------------------------------------------------------------------------------------
$     139,675   Total Long-Term Investments (cost $140,325,389) - 98.4%                                                 148,137,294
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.5% (0.5% OF TOTAL INVESTMENTS)

          750   Puerto Rico Government Development Bank, Adjustable                                          A-1            750,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 2.190%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         750   Total Short-Term Investments (cost $750,000)                                                                750,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $141,075,389) - 98.9%                                                           148,887,294
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                      1,582,707
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $  150,470,001
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
                        Portfolio of
                                INVESTMENTS March 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.5% (4.4% OF TOTAL INVESTMENTS)

$         885   Erie County Tobacco Asset Securitization Corporation,                 7/10 at 101.00         BBB     $      915,055
                 New York, Senior Tobacco Settlement Asset-Backed Bonds,
                 Series 2000, 6.000%, 7/15/20

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          400    6.000%, 6/01/15                                                      6/10 at 101.00         BBB            422,580
          780    6.150%, 6/01/25                                                      6/10 at 101.00         BBB            809,648

        1,355   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         BBB          1,387,981
                 Pass-Through Bonds, Series 2000, 5.800%, 6/01/23

          810   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            809,441
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        1,000   New York Counties Tobacco Trust III, Tobacco Settlement               6/13 at 100.00         BBB            997,140
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

        2,500   Nassau County Tobacco Settlement Corporation, New York,               7/09 at 101.00        BBB-          2,613,125
                 Tobacco Settlement Asset-Backed Bonds, Series 1999A,
                 6.500%, 7/15/27

          760   Rensselaer Tobacco Asset Securitization Corporation,                  6/12 at 100.00         BBB            744,238
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

        3,750   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,            7/09 at 101.00         BBB          3,894,600
                 Series 1999-1, 6.250%, 7/15/27

        3,000   Westchester Tobacco Asset Securitization Corporation,                 7/10 at 101.00         BBB          3,183,060
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999, 6.750%, 7/15/29


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 19.9% (13.4% OF TOTAL INVESTMENTS)

        1,500   Albany Industrial Development Agency, New York, Revenue              12/09 at 101.00          AA          1,700,430
                 Bonds, Albany Law School, Series 1999A,
                 6.750%, 12/01/29 - RAAI Insured

        2,700   Brookhaven Industrial Development Agency, New York,                  12/07 at 101.00          A3          2,813,751
                 Revenue Bonds, St. Joseph's College, Series 2000,
                 6.000%, 12/01/20

        1,285   Cattaraugus County Industrial Development Agency,                     9/08 at 101.00        BBB-          1,319,040
                 New York, Revenue Bonds, St. Bonaventure University,
                 Series 1998B, 5.000%, 9/15/13

                Monroe County Industrial Development Agency, New York,
                Civic Facility Revenue Bonds, St. John Fisher College,
                Series 1999:
        1,000    5.375%, 6/01/17 - RAAI Insured                                       6/09 at 102.00          AA          1,055,690
        2,365    5.375%, 6/01/24 - RAAI Insured                                       6/09 at 102.00          AA          2,473,270

        3,000   New York City Trust for Cultural Resources, New York,                 4/07 at 101.00         AAA          3,154,920
                 Revenue Bonds, American Museum of Natural History,
                 Series 1997A, 5.650%, 4/01/27 - MBIA Insured

          750   New York City Trust for Cultural Resources, New York,                 7/10 at 101.00           A            806,865
                 Revenue Bonds, Museum of American Folk Art, Series 2000,
                 6.000%, 7/01/22 - ACA Insured

          580   New York City Industrial Development Agency, New York,               10/14 at 100.00          A-            587,221
                 Civic Facility Revenue Bonds, St. Francis College,
                 Series 2004, 5.000%, 10/01/34

          850   New York City Industrial Development Agency, New York,                2/11 at 100.00          A-            873,333
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

        2,500   New York State Dormitory Authority, Revenue Bonds,                      No Opt. Call         AA-          2,873,675
                 State University Educational Facilities, Series 1993A,
                 5.875%, 5/15/17

        1,000   New York State Dormitory Authority, Consolidated Revenue                No Opt. Call         AAA          1,130,170
                 Bonds, City University System, Series 1993B,
                 6.000%, 7/01/14 - FSA Insured

        2,120   New York State Dormitory Authority, General Revenue                     No Opt. Call         AAA          2,418,878
                 Bonds, New York University, Series 2001-1,
                 5.500%, 7/01/20 - AMBAC Insured

          730   New York State Dormitory Authority, Revenue Bonds,                      No Opt. Call         AAA            830,820
                 City University of New York, Series 2005A,
                 5.500%, 7/01/18 - FGIC Insured


                                       23


                        Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       1,000   New York State Dormitory Authority, Revenue Bonds,                    7/12 at 100.00         AAA     $    1,089,340
                 Columbia University, Series 2002B, 5.375%, 7/01/19

          580   New York State Dormitory Authority, Revenue Bonds,                    7/10 at 101.00         AAA            625,762
                 Fashion Institute of Technology, Series 2000,
                 5.375%, 7/01/20 - FSA Insured

        8,345   New York State Dormitory Authority, Revenue Bonds,                    7/09 at 101.00          AA          9,226,566
                 Marymount Manhattan College, Series 1999,
                 6.250%, 7/01/29 - RAAI Insured

                New York State Dormitory Authority, Revenue Bonds,
                Pratt Institute, Series 1999:
        1,250    6.000%, 7/01/20 - RAAI Insured                                       7/09 at 102.00          AA          1,383,150
        1,000    6.000%, 7/01/24 - RAAI Insured                                       7/09 at 102.00          AA          1,110,290
        3,810    6.000%, 7/01/28 - RAAI Insured                                       7/09 at 102.00          AA          4,212,679

                New York State Dormitory Authority, Third General Resolution
                Consolidated Revenue Bonds, City University System, Series 1998-2:
        1,490    5.000%, 7/01/17 - FSA Insured                                        7/08 at 101.00         AAA          1,572,978
        1,055    5.000%, 7/01/18 - FSA Insured                                        7/08 at 101.00         AAA          1,113,088

        5,590   New York State Dormitory Authority, Revenue Bonds,                    7/09 at 101.00          A+          6,010,424
                 University of Rochester, Series 1999A, 5.500%, 7/01/16


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 15.5% (10.4% OF TOTAL INVESTMENTS)

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,000    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          1,067,020
        1,250    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,329,650

          750   New York City Industrial Development Agency, New York,                7/12 at 101.00         Ba3            739,493
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2002C, 6.450%, 7/01/32

          750   New York City Industrial Development Agency, New York,                7/12 at 100.00         Ba3            741,900
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2001B, 6.375%, 7/01/31

        1,000   New York State Dormitory Authority, FHA-Insured Mortgage              2/08 at 102.00          AA          1,064,110
                 Hospital Revenue Bonds, St. James Mercy Hospital,
                 Series 1998, 5.250%, 2/01/18

        2,000   New York State Dormitory Authority, FHA-Insured Mortgage              8/05 at 100.00         AAA          2,086,400
                 Revenue Bonds, St. Vincent's Hospital and Medical Center,
                 Series 1991, 7.400%, 8/01/30

        3,750   New York State Dormitory Authority, Revenue Bonds,                    7/10 at 101.00        Baa1          4,121,963
                 Catholic Health Services of Long Island Obligated Group,
                 St. Catherine of Siena Medical Center, Series 2000A,
                 6.500%, 7/01/20

        8,000   New York State Dormitory Authority, Revenue Bonds,                    7/09 at 101.00         AAA          8,639,280
                 Catholic Health Services of Long Island Obligated Group -
                 St. Charles Hospital and Rehabilitation Center, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

        1,200   New York State Dormitory Authority, Revenue Bonds,                    7/11 at 101.00        Baa2          1,236,012
                 Lenox Hill Hospital Obligated Group, Series 2001,
                 5.500%, 7/01/30

        2,000   New York State Dormitory Authority, Revenue Bonds,                    7/05 at 100.00        BBB-          2,001,900
                 Mount Sinai NYU Health Obligated Group, Series 2002C,
                 6.000%, 7/01/26

        3,400   New York State Dormitory Authority, Revenue Bonds,                    7/10 at 101.00         Ba1          3,534,640
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/25

        4,120   New York State Dormitory Authority, Revenue Bonds,                    8/14 at 100.00         AAA          4,486,433
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        1,250   New York State Dormitory Authority, Revenue Bonds,                    7/13 at 100.00        Baa1          1,305,463
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

          900   New York State Dormitory Authority, Revenue Bonds,                    7/13 at 100.00        Baa1            926,361
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

        1,695   New York State Medical Care Facilities Finance Agency,                8/05 at 100.00         AAA          1,716,086
                 FHA-Insured Mortgage Revenue Bonds, Hospital and Nursing
                 Home Projects, Series 1992B, 6.200%, 8/15/22

        1,535   New York State Medical Care Facilities Finance Agency,                8/05 at 102.00         AAA          1,583,445
                 FHA-Insured Hospital and Nursing Home Revenue Bonds,
                 Series 1995B, 6.250%, 2/15/15

        1,100   Yonkers Industrial Development Agency, New York, Revenue              7/11 at 101.00          BB          1,116,390
                 Bonds, St. John's Riverside Hospital, Series 2001A,
                 7.125%, 7/01/31


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.4% (2.9% OF TOTAL INVESTMENTS)

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2001A:
$       1,610    5.500%, 11/01/31                                                     5/11 at 101.00          AA     $    1,653,583
        2,000    5.600%, 11/01/42                                                     5/11 at 101.00          AA          2,054,300

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
          910    5.375%, 11/01/23 (Alternative Minimum Tax)                           5/12 at 100.00          AA            943,279
          450    5.500%, 11/01/34 (Alternative Minimum Tax)                           5/12 at 100.00          AA            458,559

          395   New York State Housing Finance Agency, Multifamily                    5/05 at 100.00         AAA            396,888
                 Housing Revenue Bonds, Series 1989B, 7.550%, 11/01/29
                 (Alternative Minimum Tax) - AMBAC Insured

        1,585   New York State Housing Finance Agency, Secured Mortgage               8/05 at 100.00         Aa1          1,600,866
                 Multifamily Housing Revenue Bonds, Series 1992A,
                 7.000%, 8/15/12 (Alternative Minimum Tax)

        1,100   New York State Housing Finance Agency, Secured Mortgage               8/09 at 101.00         Aa1          1,154,263
                 Program Multifamily Housing Revenue Bonds, Series 1999I,
                 6.200%, 2/15/20 (Alternative Minimum Tax)

        2,280   Puerto Rico Housing Finance Corporation, Multifamily Mortgage         4/05 at 100.00           A          2,319,923
                 Revenue Bonds, Portfolio A, Series 1990I, 7.500%, 4/01/22

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.3% (2.9% OF TOTAL INVESTMENTS)

          430   New York State Mortgage Agency, Homeowner Mortgage                   10/09 at 100.00         Aa1            442,792
                 Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative
                 Minimum Tax)

        1,250   New York State Mortgage Agency, Homeowner Mortgage                    9/08 at 101.00         Aa1          1,293,888
                 Revenue Bonds, Series 73A, 5.250%, 10/01/17 (Alternative
                 Minimum Tax)

        6,985   New York State Mortgage Agency, Homeowner Mortgage                    4/11 at 100.00         Aa1          7,144,188
                 Revenue Bonds, Series 97, 5.500%, 4/01/31 (Alternative
                 Minimum Tax)

        1,660   New York State Mortgage Agency, Mortgage Revenue Bonds,               4/13 at 101.00         Aaa          1,672,500
                 Thirty-Third Series A, 4.750%, 4/01/23 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 7.6% (5.1% OF TOTAL INVESTMENTS)

        1,500   New York City Industrial Development Agency, New York,                7/10 at 102.00         N/R          1,616,355
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2000, 8.125%, 7/01/19

        1,350   New York City Industrial Development Agency, New York,                7/11 at 101.00         N/R          1,412,519
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2001A-1, 7.250%, 7/01/16

        3,000   New York State Dormitory Authority, FHA-Insured Mortgage              2/07 at 102.00          AA          3,196,020
                 Nursing Home Revenue Bonds Hebrew Home for the Aged
                 at Riverdale, Series 1997, 6.125%, 2/01/37

        1,520   New York State Dormitory Authority, FHA-Insured Nursing               2/13 at 102.00         AAA          1,589,798
                 Home Mortgage Revenue Bonds, Shorefront Jewish
                 Geriatric Center Inc., Series 2002, 5.200%, 2/01/32

        1,375   New York State Dormitory Authority, Revenue Bonds,                    7/10 at 102.00           A          1,500,125
                 Miriam Osborn Memorial Home Association, Series 2000B,
                 6.375%, 7/01/29 - ACA Insured

        1,975   New York State Medical Care Facilities Finance Agency,                2/06 at 102.00         AA+          2,063,520
                 FHA-Insured Mortgage Hospital and Nursing Home Revenue
                 Bonds, Series 1995C, 6.100%, 8/15/15

        2,755   Oswego County Industrial Development Agency, New York,                2/09 at 101.00         AAA          2,884,457
                 FHA-Insured Mortgage Assisted Civic Facility Revenue
                 Bonds, Bishop Commons Inc., Series 1999A,
                 5.375%, 2/01/49

        4,000   Syracuse Housing Authority, New York, FHA-Insured                     2/08 at 102.00         AAA          4,222,400
                 Mortgage Revenue Bonds, Loretto Rest Residential
                 Healthcare Facility, Series 1997A, 5.600%, 8/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 2.3% (1.5% OF TOTAL INVESTMENTS)

        1,725   New York City, New York, General Obligation Bonds,                    8/14 at 100.00          A1          1,853,219
                 Fiscal Series 2004B, 5.250%, 8/01/15

        1,800   New York City, New York, General Obligation Bonds,                    8/14 at 100.00          A1          1,927,080
                 Fiscal Series 2004C, 5.250%, 8/15/16

        1,350   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A          1,424,831
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

                Oneida County, New York, General Obligation Public
                Improvement Bonds, Series 2000:
          200    5.375%, 4/15/18 - MBIA Insured                                       4/09 at 102.00         AAA            217,500
          200    5.375%, 4/15/19 - MBIA Insured                                       4/09 at 102.00         AAA            217,500


                                       25


                        Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 29.5% (19.8% OF TOTAL INVESTMENTS)

$       2,400   Battery Park City Authority, New York, Senior Revenue Bonds,         11/13 at 100.00         AAA     $    2,503,680
                 Series 2003A, 5.000%, 11/01/23

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        2,175    5.750%, 7/01/18                                                        No Opt. Call         AA-          2,480,218
        2,000    5.125%, 1/01/29                                                      7/12 at 100.00         AA-          2,059,620
        1,000    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          1,029,010

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        5,000    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          5,299,000
        2,500    5.000%, 11/15/30                                                    11/12 at 100.00         AA-          2,557,900

        1,680   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00         BBB          1,728,384
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

        2,665   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          2,770,721
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.000%, 2/01/23

        3,000   New York State Dormitory Authority, Lease Revenue Bonds,              5/10 at 101.00         AAA          3,309,300
                 Court Facilities, Series 1999, 5.750%, 5/15/30 -
                 AMBAC Insured

                New York State Dormitory Authority, Lease Revenue Bonds, Nassau
                County Board of Cooperative Educational Services, Series 2001A:
        1,265    5.250%, 8/15/17 - FSA Insured                                        8/11 at 100.00         AAA          1,368,262
        1,385    5.250%, 8/15/18 - FSA Insured                                        8/11 at 100.00         AAA          1,496,257

                New York State Dormitory Authority, Revenue Bonds, Mental Health
                Services Facilities Improvements, Series 2000D:
           35    5.875%, 2/15/18 - FSA Insured                                        8/10 at 100.00         AAA             38,793
           30    5.875%, 2/15/19 - FSA Insured                                        8/10 at 100.00         AAA             33,251
           40    5.875%, 8/15/19 - FSA Insured                                        8/10 at 100.00         AAA             44,335

        1,000   New York State Environmental Facilities Corporation,                  3/14 at 100.00         AA-          1,047,390
                 Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/10 at 101.00         AAA          1,106,670
                 Fund Bonds, Series 2000B, 5.750%, 4/01/16 - FGIC Insured

        1,500   New York State Thruway Authority, Highway and Bridge                  4/13 at 100.00         AAA          1,608,930
                 Trust Fund Bonds, Second General, Series 2003A,
                 5.250%, 4/01/22 - MBIA Insured

        6,500   New York State Thruway Authority, State Personal Income               3/12 at 100.00          AA          6,821,295
                 Tax Revenue Bonds, Series 2002A, 5.125%, 3/15/21

        4,000   New York State Urban Development Corporation, Service                   No Opt. Call         AA-          4,338,360
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

        5,000   Niagara Falls City School District, Niagara County, New York,         6/08 at 101.00         AAA          5,301,050
                 Certificates of Participation, High School Facility,
                 Series 1998, 5.375%, 6/15/28 - MBIA Insured

        1,785   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00         AAA          1,980,618
                 Revenue Bonds, Series 2000B, 5.875%, 7/01/35 -
                 MBIA Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,670    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          1,750,661
        1,225    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA          1,282,220
        1,520    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          1,582,578

        5,600   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AAA          5,996,648
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 -
                 AMBAC Insured

        2,500   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-          2,710,875
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

                United Nations Development Corporation, New York, Senior
                Lien Revenue Bonds, Series 2004A:
          750    5.250%, 7/01/23                                                      1/08 at 100.00          A3            777,998
          500    5.250%, 7/01/24                                                      1/08 at 100.00          A3            516,880

        3,480   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00         BBB          3,942,910
                 Loan Notes, Series 1999A, 6.500%, 10/01/24

                Yonkers Industrial Development Agency, New York, Revenue
                Bonds, Community Development Properties - Yonkers Inc.
                Project, Series 2001A:
        1,250    6.250%, 2/01/16                                                      2/11 at 100.00        BBB-          1,358,038
        2,520    6.625%, 2/01/26                                                      2/11 at 100.00        BBB-          2,706,984


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 9.4% (6.3% OF TOTAL INVESTMENTS)

$       1,355   Albany Parking Authority, New York, Revenue Bonds,                   10/11 at 101.00        BBB+     $    1,426,232
                 Series 2001B, 5.250%, 10/15/12

        1,500   Metropolitan Transportation Authority, New York, Transportation         No Opt. Call         AAA          1,631,145
                 Revenue Bonds, Series 2003A, 5.000%, 11/15/15 -
                 FGIC Insured

        1,920   Metropolitan Transportation Authority, New York,                     11/15 at 100.00         AAA          1,987,949
                 Transportation Revenue Bonds, Series 2005A,
                 5.000%, 11/15/33 - AMBAC Insured

        1,900   New York City Industrial Development Agency, New York,               12/08 at 102.00         Ba2          1,589,065
                 Special Facilities Revenue Bonds, British Airways PLC,
                 Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

        1,000   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA          1,038,640
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

        1,000   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA          1,054,580
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        1,925   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          2,047,180
                 Revenue Bonds, One Hundred Twentieth  Series 2000,
                 5.750%, 10/15/26 (Alternative Minimum Tax) - MBIA Insured

        2,040   Puerto Rico Ports Authority, Special Facilities Revenue Bonds,        6/06 at 102.00         CCC          1,434,854
                 American Airlines Inc., Series 1996A, 6.250%, 6/01/26
                 (Alternative Minimum Tax)

        2,000   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00         AA-          2,085,300
                 Purpose Revenue Bonds, Series 2001A, 5.000%, 1/01/19

        5,750   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         AA-          5,991,902
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

        2,400   Triborough Bridge and Tunnel Authority, New York,                    11/12 at 100.00         AAA          2,572,008
                 Subordinate Lien General Purpose Revenue Refunding
                 Bonds, Series 2002E, 5.250%, 11/15/22 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** - 27.3% (18.3% OF TOTAL INVESTMENTS)

          745   Freeport, New York, General Obligation Bonds, Series 2000A,           4/10 at 101.00         Aaa            845,001
                 6.000%, 4/01/18 (Pre-refunded to 4/01/10) - FGIC Insured

                Longwood Central School District, Suffolk County, New York,
                Series 2000:
        1,500    5.750%, 6/15/17 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,694,850
        1,500    5.750%, 6/15/18 (Pre-refunded to 6/15/11) - FGIC Insured             6/11 at 101.00         Aaa          1,694,850

        4,525   Metropolitan Transportation Authority, New York, Commuter             7/11 at 100.00         AAA          4,956,504
                 Facilities Revenue Bonds, Series 1998A, 5.250%, 7/01/28
                 (Pre-refunded to 7/01/11)

        5,000   Metropolitan Transportation Authority, New York, Dedicated           10/15 at 100.00         AAA          5,249,850
                 Tax Fund Bonds, Series 1998A, 4.500%, 4/01/18
                 (Pre-refunded to 10/01/15) - FGIC Insured

        1,275   Nassau County, New York, General Obligation Improvement               3/10 at 100.00         AAA          1,458,855
                 Bonds, Series 2000F, 6.500%, 3/01/18 (Pre-refunded to
                 3/01/10) - FSA Insured

          505   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA            576,665
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 (Pre-refunded to 6/15/10) -
                 MBIA Insured

        4,575   New York City Transit Authority, New York, Metropolitan               1/10 at 101.00         AAA          5,148,339
                 Transportation Authority, Triborough Bridge and Tunnel
                 Authority, Certificates of Participation, Series 2000A,
                 5.875%, 1/01/30 (Pre-refunded to 1/01/10) - AMBAC Insured

        1,000   New York City Trust for Cultural Resources, New York, Revenue         7/19 at 100.00         AAA          1,096,350
                 Bonds, American Museum of Natural History, Series 1999A,
                 5.750%, 7/01/29 (Pre-refunded to 7/01/19) - AMBAC Insured

                New York State Dormitory Authority, Revenue Bonds, Mental Health
                Services Facilities Improvements, Series 2000D:
        1,565    5.875%, 2/15/18 (Pre-refunded to 8/15/10) - FSA Insured              8/10 at 100.00         AAA          1,756,916
          155    5.875%, 2/15/18 (Pre-refunded to 8/15/10) - FSA Insured              8/10 at 100.00         AAA            174,494
          155    5.875%, 2/15/19 (Pre-refunded to 8/15/10) - FSA Insured              8/10 at 100.00         AAA            174,494
        1,505    5.875%, 2/15/19 (Pre-refunded to 8/15/10) - FSA Insured              8/10 at 100.00         AAA          1,689,558
          180    5.875%, 8/15/19 (Pre-refunded to 8/15/10) - FSA Insured              8/10 at 100.00         AAA            202,639
        1,860    5.875%, 8/15/19 (Pre-refunded to 8/15/10) - FSA Insured              8/10 at 100.00         AAA          2,088,092

        1,200   New York State Dormitory Authority, Revenue Bonds, State              3/13 at 100.00       AA***          1,332,948
                 Personal Income Tax, Series 2003A, 5.375%, 3/15/22
                 (Pre-refunded to 3/15/13)

        5,535   New York State Dormitory Authority, Revenue Bonds,                    5/12 at 101.00         AAA          6,037,024
                 State University Educational Facilities, Series 2002A,
                 5.000%, 5/15/17 (Pre-refunded to 5/15/12) - FGIC Insured


                                       27


                        Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED*** (continued)

$       2,850   New York State Dormitory Authority, Revenue Bonds,                    7/10 at 101.00         AAA     $    3,208,644
                 Upstate Community Colleges, Series 2000A,
                 5.750%, 7/01/29 (Pre-refunded to 7/01/10) - FSA Insured

        4,200   New York State Thruway Authority, Local Highway and Bridge            4/11 at 100.00       AA***          4,581,612
                 Service Contract Bonds, Series 2001, 5.250%, 4/01/17
                 (Pre-refunded to 4/01/11)

        2,950   New York State Urban Development Corporation, State                   3/13 at 100.00       AA***          3,201,370
                 Personal Income Tax Revenue Bonds, Series 2003B,
                 5.000%, 3/15/22 (Pre-refunded to 3/15/13)

                New York State Urban Development Corporation, State Personal
                Income Tax Revenue Bonds, State Facilities and Equipment,
                Series 2002A:
        2,860    5.375%, 3/15/19 (Pre-refunded to 3/15/12)                            3/12 at 100.00       AA***          3,160,414
        2,000    5.375%, 3/15/20 (Pre-refunded to 3/15/12)                            3/12 at 100.00       AA***          2,210,080

        2,095   Niagara Falls, Niagara County, New York, General Obligation             No Opt. Call         AAA          2,477,107
                 Water Treatment Plant Bonds, Series 1994, 8.000%, 11/01/09
                 (Alternative Minimum Tax) - MBIA Insured

          965   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00         AAA          1,089,215
                 Revenue Bonds, Series 2000B, 5.875%, 7/01/35 (Pre-refunded to 7/01/10) - MBIA Insured

        1,600   Triborough Bridge and Tunnel Authority, New York, General               No Opt. Call         AAA          1,728,752
                 Purpose Revenue Bonds, Series 1993B, 5.000%, 1/01/20

        7,500   Triborough Bridge and Tunnel Authority, New York, General             1/22 at 100.00         AAA          8,533,275
                 Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30
                 (Pre-refunded to 1/01/22)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.1% (8.1% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        1,650    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA          1,739,331
        2,500    5.250%, 12/01/26                                                     6/08 at 101.00          A-          2,597,325

        5,000   Long Island Power Authority, New York, Electric System                9/11 at 100.00          A-          5,231,950
                 General Revenue Bonds, Series 2001A, 5.375%, 9/01/25

        3,650   Long Island Power Authority, New York, Electric System General        9/13 at 100.00         AAA          3,887,615
                 Revenue Bonds, Series 2003C, 5.000%, 9/01/15 - CIFG Insured

        4,000   New York City Industrial Development Agency, New York,               10/08 at 102.00        BBB-          3,851,560
                 Revenue Bonds, Brooklyn Navy Yard Cogeneration
                 Partners LP, Series 1997, 5.750%, 10/01/36 (Alternative
                 Minimum Tax)

        4,000   New York State Power Authority, General Revenue Bonds,               11/10 at 100.00         Aa2          4,176,240
                 Series 2000A, 5.250%, 11/15/40

        2,000   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa1          2,118,900
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 American Ref-Fuel Company of Niagara LP, Series 2001D,
                 5.550%, 11/15/24 (Mandatory put 11/15/15)

        1,875   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA          1,958,231
                 Series 2005RR, 5.000%, 7/01/35 (WI,  settling 4/04/05) -
                 FGIC Insured

        4,000   Suffolk County Industrial Development Agency, New York,               1/09 at 101.00         N/R          3,848,400
                 Revenue Bonds, Nissequogue Cogeneration Partners Facility,
                 Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 10.2% (6.9% OF TOTAL INVESTMENTS)

          700   Monroe County Water Authority, New York, Water System                 8/11 at 101.00          AA            735,112
                 Revenue Bonds, Series 2001, 5.150%, 8/01/22

        1,250   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00         AAA          1,343,738
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2000A, 5.500%, 6/15/32 - FGIC Insured

        5,000   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AA+          5,364,550
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2001A, 5.500%, 6/15/33

        2,000   New York City Municipal Water Finance Authority, New York,            6/11 at 101.00         AA+          2,195,460
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2001D, 5.500%, 6/15/17

        2,495   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA          2,807,224
                 Water and Sewerage System Revenue  Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        2,225   New York City Municipal Water Finance Authority, New York,            6/12 at 100.00         AA+          2,411,700
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2003A, 5.375%, 6/15/19

          715   New York State Environmental Facilities Corporation, State            6/05 at 100.00         AAA            784,634
                 Water Pollution Control Revolving Fund Revenue Bonds,
                 New York City Municipal Water Finance Authority,
                 Series 1990A, 7.500%, 6/15/12


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         140   New York State Environmental Facilities Corporation,                 11/06 at 100.00         AAA     $      143,272
                 State Water Pollution Control Revolving Fund Pooled
                 Revenue Bonds, Series 1994D, 6.900%, 5/15/15

                New York State Environmental Facilities Corporation, State Clean
                Water and Drinking Water Revolving Funds Revenue Bonds, Pooled
                Loan Issue, Series 2002F:
        1,000    5.250%, 11/15/17                                                    11/12 at 100.00         AAA          1,089,260
        3,345    5.250%, 11/15/19                                                    11/12 at 100.00         AAA          3,632,101
        4,060    5.250%, 11/15/20                                                    11/12 at 100.00         AAA          4,390,113
------------------------------------------------------------------------------------------------------------------------------------
$     340,015   Total Long-Term Investments (cost $341,046,037) - 149.0%                                                362,198,412
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      5,194,411
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.1)%                                                       (124,300,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  243,092,823
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.


                                 See accompanying notes to financial statements.

                        Nuveen New York Dividend Advantage Municipal Fund (NAN)
                        Portfolio of
                                INVESTMENTS March 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.4% (4.3% OF TOTAL INVESTMENTS)

$         940   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      943,243
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          530   Erie County Tobacco Asset Securitization Corporation,                 7/10 at 101.00         BBB            547,999
                 New York, Senior Tobacco Settlement Asset-Backed Bonds,
                 Series 2000, 6.000%, 7/15/20

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          265    6.000%, 6/01/15                                                      6/10 at 101.00         BBB            279,959
        1,795    6.150%, 6/01/25                                                      6/10 at 101.00         BBB          1,863,228

          890   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         BBB            911,663
                 Pass-Through Bonds, Series 2000, 5.800%, 6/01/23

          530   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            529,634
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

          440   Rensselaer Tobacco Asset Securitization Corporation,                  6/12 at 100.00         BBB            430,874
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

        2,250   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,            7/09 at 101.00         BBB          2,336,760
                 Series 1999-1, 6.250%, 7/15/27

        1,250   Westchester Tobacco Asset Securitization Corporation,                 7/10 at 101.00         BBB          1,326,275
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999, 6.750%, 7/15/29

------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 21.3% (14.4% OF TOTAL INVESTMENTS)

                Kenmore Housing Authority, New York, Revenue Bonds, State
                University of New York at Buffalo Student Apartment Project,
                Series 1999A:
        3,050    5.500%, 8/01/19 - RAAI Insured                                       8/09 at 102.00          AA          3,234,495
        2,750    5.500%, 8/01/24 - RAAI Insured                                       8/09 at 102.00          AA          2,905,348

        3,070   Monroe County Industrial Development Agency, New York,                6/09 at 102.00          AA          3,210,545
                 Civic Facility Revenue Bonds, St. John Fisher College,
                 Series 1999, 5.375%, 6/01/24 - RAAI Insured

          500   New York City Trust for Cultural Resources, New York,                 7/10 at 101.00           A            537,910
                 Revenue Bonds, Museum of American Folk Art, Series 2000,
                 6.000%, 7/01/22 - ACA Insured

          330   New York City Industrial Development Agency, New York,               10/14 at 100.00          A-            334,109
                 Civic Facility Revenue Bonds, St. Francis College,
                 Series 2004, 5.000%, 10/01/34

        1,800   New York City Industrial Development Agency, New York,                2/11 at 100.00          A-          1,849,410
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

          500   New York State Dormitory Authority, Insured Revenue Bonds,            7/10 at 101.00         AAA            559,015
                 Pace University, Series 2000, 6.000%, 7/01/29 - MBIA Insured

        2,500   New York State Dormitory Authority, Insured Revenue                   7/07 at 101.00         AAA          2,619,625
                 Bonds, Rochester Institute of Technology, Series 1997,
                 5.250%, 7/01/22 - MBIA Insured

        3,500   New York State Dormitory Authority, Lease Revenue Bonds,              7/09 at 101.00         AA-          3,720,395
                 State University Dormitory Facilities, Series 1999B,
                 5.375%, 7/01/19

        1,000   New York State Dormitory Authority, Lease Revenue Bonds,                No Opt. Call         AAA          1,089,610
                 State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

          445   New York State Dormitory Authority, Revenue Bonds,                      No Opt. Call         AAA            506,459
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

          500   New York State Dormitory Authority, Revenue Bonds,                    7/10 at 101.00         AAA            539,450
                 Fashion Institute of Technology, Series 2000, 5.375%, 7/01/20 -
                 FSA Insured

        1,250   New York State Dormitory Authority, Revenue Bonds,                    7/09 at 101.00          AA          1,382,050
                 Marymount Manhattan College, Series 1999,
                 6.250%, 7/01/29 - RAAI Insured

                New York State Dormitory Authority, Revenue Bonds,
                Pratt Institute, Series 1999:
        1,750    6.000%, 7/01/20 - RAAI Insured                                       7/09 at 102.00          AA          1,936,410
          750    6.000%, 7/01/28 - RAAI Insured                                       7/09 at 102.00          AA            829,268


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       3,000   New York State Dormitory Authority, Revenue Bonds,                    7/09 at 101.00          A+     $    3,225,630
                 University of Rochester, Series 1999A, 5.500%, 7/01/16

        1,500   Niagara County Industrial Development Agency, New York,              11/11 at 101.00          AA          1,575,690
                 Civic Facility Revenue Bonds, Niagara University,
                 Series 2001A, 5.350%, 11/01/23 - RAAI Insured

          600   Utica Industrial Development Agency, New York, Revenue                6/09 at 101.00         N/R            633,906
                 Bonds, Utica College, Series 2004A, 6.875%, 12/01/34

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 34.4% (23.2% OF TOTAL INVESTMENTS)

                Albany Industrial Development Agency, New York, Revenue
                Bonds, Albany Medical Center, Series 1999:
        1,120    6.000%, 5/01/19                                                      5/09 at 101.00         N/R          1,127,291
        1,460    6.000%, 5/01/29                                                      5/09 at 101.00         N/R          1,443,414

        1,750   New York City Health and Hospitals Corporation, New York,             2/13 at 100.00         AAA          1,861,510
                 Health System Revenue Bonds, Series 2003A,
                 5.250%, 2/15/22 - AMBAC Insured

        2,515   New York State Dormitory Authority, FHA-Insured                       2/09 at 101.00         AAA          2,689,290
                 Mortgage Hospital Revenue Bonds, Memorial Hospital of
                 William F. and Gertrude F. Jones Inc., Series 1999,
                 5.250%, 8/01/19 - MBIA Insured

        4,825   New York State Dormitory Authority, FHA-Insured Mortgage              8/09 at 101.00         AAA          5,063,934
                 Hospital Revenue Bonds, Montefiore Medical Center,
                 Series 1999, 5.450%, 8/01/29 - AMBAC Insured

                New York State Dormitory Authority, FHA-Insured Mortgage
                Hospital Revenue Bonds, Victory Memorial Hospital, Series 1999:
        2,225    5.250%, 8/01/15 - MBIA Insured                                       8/09 at 101.00         AAA          2,341,724
        2,000    5.375%, 8/01/25 - MBIA Insured                                       8/09 at 101.00         AAA          2,093,020

          625   New York State Dormitory Authority, FHA-Insured Mortgage              2/15 at 100.00         AAA            647,312
                 Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        2,000   New York State Dormitory Authority, FHA-Insured Nursing               2/15 at 100.00          AA          2,000,000
                 Mortgage Revenue Bonds, Gurwin Jewish Geriatric Center
                 of Long Island, Series 2005A, 4.900%, 2/15/41 (WI,
                 settling 4/12/05)

                New York State Dormitory Authority, Insured Revenue Bonds,
                Franciscan Health Partnership Obligated Group - Frances Shervier
                Home and Hospital, Series 1997:
        2,000    5.500%, 7/01/17 - RAAI Insured                                       7/07 at 102.00          AA          2,124,060
        2,000    5.500%, 7/01/27 - RAAI Insured                                       7/07 at 102.00          AA          2,120,200

        2,000   New York State Dormitory Authority, Revenue Bonds,                    7/10 at 101.00        Baa1          2,198,380
                 Catholic Health Services of Long Island Obligated Group,
                 St. Catherine of Siena Medical Center, Series 2000A,
                 6.500%, 7/01/20

        1,000   New York State Dormitory Authority, Revenue Bonds,                    7/05 at 100.00        BBB-          1,000,950
                 Mount Sinai NYU Health Obligated Group, Series 2002C,
                 6.000%, 7/01/26

        1,575   New York State Dormitory Authority, Revenue Bonds,                    7/10 at 101.00         Ba1          1,637,370
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/25

        2,465   New York State Dormitory Authority, Revenue Bonds,                    8/14 at 100.00         AAA          2,684,237
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          250   New York State Dormitory Authority, Revenue Bonds,                    7/06 at 102.00         Ba3            249,985
                 Nyack Hospital, Series 1996, 6.250%, 7/01/13

          500   New York State Dormitory Authority, Revenue Bonds,                    7/13 at 100.00        Baa1            522,185
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

          600   New York State Dormitory Authority, Revenue Bonds,                    7/13 at 100.00        Baa1            617,574
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

        4,850   New York State Dormitory Authority, Secured Hospital                  2/08 at 101.50         AAA          5,145,365
                 Revenue Refunding Bonds, Wyckoff Heights Medical
                 Center, Series 1998H, 5.300%, 8/15/21 - MBIA Insured

        4,000   Ulster County Industrial Development Agency, New York,               11/09 at 101.00          A2          4,147,600
                 Civic Facility Revenue Bonds, Kingston Hospital, Series 1999,
                 5.650%, 11/15/24

        3,825   Yates County Industrial Development Agency, New York,                 8/09 at 101.00         AA+          4,142,322
                 FHA-Insured Civic Facility Mortgage Revenue Bonds,
                 Soldiers and Sailors Memorial Hospital, Series 1999A,
                 5.650%, 2/01/39

          650   Yonkers Industrial Development Agency, New York, Revenue              7/11 at 101.00          BB            659,685
                 Bonds, St. John's Riverside Hospital, Series 2001A,
                 7.125%, 7/01/31

        2,690   Yonkers Industrial Development Agency, New York,                      2/09 at 101.00         AAA          2,808,037
                 FHA-Insured Mortgage Revenue Bonds, Michael Malotz
                 Skilled Nursing Pavilion, Series 1999, 5.450%, 2/01/29 -
                 MBIA Insured


                                       31


                        Nuveen New York Dividend Advantage Municipal Fund (NAN) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 2.8% (1.9% OF TOTAL INVESTMENTS)

$         940   New York City Housing Development Corporation, New York,             11/10 at 101.00          AA     $      992,772
                 Multifamily Housing Revenue Bonds, Series 2000A,
                 5.850%, 11/01/20 (Alternative Minimum Tax)

        3,000   New York City Housing Development Corporation, New York,              5/11 at 101.00          AA          3,081,210
                 Multifamily Housing Revenue Bonds, Series 2001A,
                 5.500%, 11/01/31

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.8% (1.9% OF TOTAL INVESTMENTS)

          645   Guam Housing Corporation, Single Family Mortgage Revenue                No Opt. Call         AAA            699,025
                 Bonds, Mortgage-Backed Securities Program, Series 1998A,
                 5.750%, 9/01/31 (Alternative Minimum Tax)

        2,435   New York State Mortgage Agency, Homeowner Mortgage                   10/09 at 100.00         Aa1          2,507,441
                 Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative
                 Minimum Tax)

          840   New York State Mortgage Agency, Mortgage Revenue Bonds,               4/13 at 101.00         Aaa            846,325
                 Thirty-Third Series A, 4.750%, 4/01/23 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.9% (2.0% OF TOTAL INVESTMENTS)

                Appleridge Retirement Community Inc., New York,
                GNMA Collateralized Mortgage Revenue Bonds, Series 1999:
        1,150    5.700%, 9/01/31                                                      9/09 at 102.00         Aaa          1,254,949
        1,250    5.750%, 9/01/41                                                      9/09 at 102.00         Aaa          1,360,938

          745   New York City Industrial Development Agency, New York,                7/10 at 102.00         N/R            802,790
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2000, 8.125%, 7/01/19

          750   New York City Industrial Development Agency, New York,                7/11 at 101.00         N/R            784,733
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2001A-1, 7.250%, 7/01/16

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 14.4% (9.7% OF TOTAL INVESTMENTS)

                Monticello Central School District, Sullivan County, New York,
                General Obligation Bonds, Series 2000:
          300    6.000%, 6/15/18 - FGIC Insured                                       6/09 at 101.00         AAA            334,224
          335    6.000%, 6/15/19 - FGIC Insured                                       6/09 at 101.00         AAA            373,217
          300    6.000%, 6/15/20 - FGIC Insured                                       6/09 at 101.00         AAA            334,224

        5,000   New York City, New York, General Obligation Bonds,                    5/09 at 101.00         AAA          5,151,100
                 Fiscal Series 1999J, 5.125%, 5/15/29 - MBIA Insured

        1,125   New York City, New York, General Obligation Bonds,                    8/14 at 100.00          A1          1,208,621
                 Fiscal Series 2004B, 5.250%, 8/01/15

        1,000   New York City, New York, General Obligation Bonds,                    8/14 at 100.00          A1          1,070,600
                 Fiscal Series 2004C, 5.250%, 8/15/16

          800   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            844,344
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

                Orange County, New York, General Obligation Bonds,
                Series 1997:
        3,040    5.125%, 9/01/22                                                      9/07 at 101.00         Aa1          3,186,072
        1,195    5.125%, 9/01/23                                                      9/07 at 101.00         Aa1          1,252,420

                Rochester, New York, General Obligation Bonds, Series 1999:
          720    5.250%, 10/01/18 - MBIA Insured                                        No Opt. Call         AAA            804,002
          720    5.250%, 10/01/19 - MBIA Insured                                        No Opt. Call         AAA            804,391

        2,280   Rockland County, New York, General Obligation Bonds,                 10/09 at 101.00         AA-          2,513,404
                 Series 1999, 5.600%, 10/15/16

                Rye City School District, Westchester County, New York,
                General Obligation Bonds, Series 1999:
          520    5.600%, 8/15/17                                                      8/08 at 101.00         Aaa            564,158
          535    5.600%, 8/15/18                                                      5/08 at 101.00         Aaa            580,074
          535    5.600%, 8/15/19                                                      8/08 at 101.00         Aaa            580,074

        1,000   Yonkers, New York, General Obligation Bonds, School Issue,            6/09 at 101.00         AAA          1,059,340
                 Series 1999C, 5.000%, 6/01/19 - FGIC Insured

-------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 26.6% (18.0% OF TOTAL INVESTMENTS)

        1,000   Battery Park City Authority, New York, Senior Revenue                11/13 at 100.00         AAA          1,081,120
                 Bonds, Series 2003A, 5.250%, 11/01/21

          550   Erie County Industrial Development Agency, New York, School           5/14 at 100.00         AAA            617,117
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        1,700    5.750%, 1/01/17                                                        No Opt. Call         AA-          1,929,602
        1,000    5.125%, 1/01/29                                                      7/12 at 100.00         AA-          1,029,810


                                       32

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
$       2,000    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA     $    2,119,600
        2,000    5.000%, 11/15/30                                                    11/12 at 100.00         AA-          2,046,320

        1,130   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00         BBB          1,162,544
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

        2,180   Nassau County Interim Finance Authority, New York, Sales                No Opt. Call         AAA          2,397,826
                 and Use Tax Revenue Bonds, Series 2004H,
                 5.250%, 11/15/13 - AMBAC Insured

        1,670   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          1,736,249
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.000%, 2/01/23

        2,000   New York State Dormitory Authority, Lease Revenue Bonds,              5/10 at 101.00         AAA          2,206,200
                 Court Facilities, Series 1999, 5.750%, 5/15/30 -
                 AMBAC Insured

           35   New York State Dormitory Authority, Revenue Bonds,                    8/10 at 100.00         AAA             38,793
                 Mental Health Services Facilities Improvements,
                 Series 2000D, 5.875%, 8/15/18 - FSA Insured

        1,000   New York State Dormitory Authority, Service Contract                  4/12 at 100.00         AA-          1,059,740
                 Bonds, Child Care Facilities Development Program,
                 Series 2002, 5.375%, 4/01/19

        1,000   New York State Environmental Facilities Corporation,                  3/14 at 100.00         AA-          1,047,390
                 Infrastructure Revenue Bonds, Series 2003A,
                 5.000%, 3/15/21

        1,000   New York State Thruway Authority, Highway and Bridge                  4/13 at 100.00         AAA          1,071,490
                 Trust Fund Bonds, Second General, Series 2003A,
                 5.250%, 4/01/23 - MBIA Insured

        2,000   New York State Thruway Authority, Highway and Bridge                  4/14 at 100.00         AAA          2,113,520
                 Trust Fund Bonds, Second General, Series 2004,
                 5.000%, 4/01/20 - MBIA Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,100    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          1,153,130
          810    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            847,835
        1,375    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          1,431,609

        3,345   Suffolk County Judicial Facilities Agency, New York, Service         10/09 at 101.00         AAA          3,616,480
                 Agreement Revenue Bonds, John P. Colahan Court Complex,
                 Series 1999, 5.250%, 10/15/15 - AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        2,000    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          2,141,660
        2,000    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          2,126,020

        1,000   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-          1,084,350
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

                United Nations Development Corporation, New York, Senior
                Lien Revenue Bonds, Series 2004A:
          500    5.250%, 7/01/23                                                      1/08 at 100.00          A3            518,665
          500    5.250%, 7/01/24                                                      1/08 at 100.00          A3            516,880

          750   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00         BBB            849,765
                 Loan Notes, Series 1999A, 6.500%, 10/01/24

                Yonkers Industrial Development Agency, New York, Revenue Bonds,
                Community Development Properties - Yonkers Inc. Project, Series
                2001A:
        750      6.250%, 2/01/16                                                      2/11 at 100.00        BBB-            814,823
        1,400    6.625%, 2/01/26                                                      2/11 at 100.00        BBB-          1,503,880

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 8.2% (5.5% OF TOTAL INVESTMENTS)

          700   Albany Parking Authority, New York, Revenue Bonds,                    7/11 at 101.00        BBB+            738,409
                 Series 2001A, 5.625%, 7/15/25

        1,000   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA          1,056,750
                 Transportation Revenue Refunding Bonds, Series 2002A,
                 5.125%, 11/15/22 - FGIC Insured

        1,080   Metropolitan Transportation Authority, New York,                     11/15 at 100.00         AAA          1,118,221
                 Transportation Revenue Bonds, Series 2005A,
                 5.000%, 11/15/33 - AMBAC Insured

        1,000   New York City Industrial Development Agency, New York,                8/12 at 101.00         CCC            812,710
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative
                 Minimum Tax)


                                       33


                        Nuveen New York Dividend Advantage Municipal Fund (NAN) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$         625   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA     $      649,150
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

          500   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA            527,290
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        3,000   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          3,190,410
                 Revenue Bonds, One Hundred Twentieth  Series 2000,
                 5.750%, 10/15/26 (Alternative Minimum Tax) - MBIA Insured

        1,000   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00         AA-          1,079,070
                 Purpose Revenue Bonds, Series 2001A, 5.250%, 1/01/16

        2,500   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         AA-          2,605,175
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 14.1% (9.5% OF TOTAL INVESTMENTS)

        1,250   Metropolitan Transportation Authority, New York, Commuter             7/07 at 102.00         AAA          1,309,850
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 -
                 AMBAC Insured

        5,520   Metropolitan Transportation Authority, New York, Dedicated           10/14 at 100.00         AAA          6,118,423
                 Tax Fund Bonds, Series 1999A, 5.250%, 4/01/23
                 (Pre-refunded to 10/01/14) - FSA Insured

                Nassau County, New York, General Obligation Improvement
                Bonds, Series 2000E:
        1,400    6.000%, 3/01/17 (Pre-refunded to 3/01/10) - FSA Insured              3/10 at 100.00         AAA          1,561,602
          740    6.000%, 3/01/19 (Pre-refunded to 3/01/10) - FSA Insured              3/10 at 100.00         AAA            825,418

        2,500   Nassau County Interim Finance Authority, New York, Sales             11/10 at 100.00         AAA          2,808,450
                 Tax Secured Revenue Bonds, Series 2000A,
                 5.750%, 11/15/16 (Pre-refunded to 11/15/10) - MBIA Insured

                New York State Dormitory Authority, Revenue Bonds, Mental Health
                Services Facilities Improvements, Series 2000D:
        1,750    5.875%, 8/15/18 (Pre-refunded to 8/15/10) - FSA Insured              8/10 at 100.00         AAA          1,964,603
          175    5.875%, 8/15/18 (Pre-refunded to 8/15/10) - FSA Insured              8/10 at 100.00         AAA            197,010

          600   New York State Dormitory Authority, Revenue Bonds,                    3/13 at 100.00       AA***            666,474
                 State Personal Income Tax, Series 2003A, 5.375%, 3/15/22
                 (Pre-refunded to 3/15/13)

        1,000   New York State Urban Development Corporation, State                   3/12 at 100.00       AA***          1,089,810
                 Personal Income Tax Revenue Bonds, State Facilities and
                 Equipment, Series 2002A, 5.125%, 3/15/27 (Pre-refunded
                 to 3/15/12)

                Rye City School District, Westchester County, New York,
                General Obligation Bonds, Series 1999:
          130    5.600%, 8/15/17 (Pre-refunded to 8/15/08)                            8/08 at 101.00         Aaa            142,022
          140    5.600%, 8/15/18 (Pre-refunded to 8/15/08)                            8/08 at 101.00         Aaa            152,947
          140    5.600%, 8/15/19 (Pre-refunded to 8/15/08)                            8/08 at 101.00         Aaa            152,947

        3,000   Triborough Bridge and Tunnel Authority, New York, General             1/22 at 100.00      AA-***          3,328,080
                 Purpose Revenue Bonds, Series 1997A, 5.250%, 1/01/28
                 (Pre-refunded to 1/01/22)

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.1% (6.8% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System
                General Revenue Bonds, Series 1998A:
        2,300    5.125%, 12/01/22 - FSA Insured                                       6/08 at 101.00         AAA          2,424,522
        4,575    5.250%, 12/01/26 - MBIA Insured                                      6/08 at 101.00         AAA          4,833,854

        2,000   Long Island Power Authority, New York, Electric System                9/13 at 100.00         AAA          2,130,200
                 General Revenue Bonds, Series 2003C, 5.000%, 9/01/15 -
                 CIFG Insured

        2,000   New York State Power Authority, General Revenue Bonds,               11/10 at 100.00         Aa2          2,094,400
                 Series 2000A, 5.250%, 11/15/30

          600   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa1            639,636
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 American Ref-Fuel Company of Niagara LP, Series 2001B,
                 5.550%, 11/15/24 (Alternative Minimum Tax) (Mandatory
                 put 11/15/13)

          250   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa1            265,233
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001C,
                 5.625%, 11/15/24 (Alternative Minimum Tax) (Mandatory
                 put 11/15/14)

        1,065   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/15 at 100.00         AAA          1,112,275
                 Series 2005RR, 5.000%, 7/01/35 (WI, settling 4/04/05) -
                 FGIC Insured


                                       34

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$         955   Suffolk County Industrial Development Agency, New York,                 No Opt. Call         N/R     $      973,632
                 Revenue Bonds, Nissequogue Cogeneration Partners Facility,
                 Series 1998, 4.875%, 1/01/08 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.8% (2.6% OF TOTAL INVESTMENTS)

        2,000   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AA+          2,145,820
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001A, 5.500%, 6/15/33

        1,130   New York City Municipal Water Finance Authority, New York,            6/12 at 100.00         AA+          1,224,818
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2003A, 5.375%, 6/15/19

        1,955   New York State Environmental Facilities Corporation, State           11/12 at 100.00         AAA          2,129,500
                 Clean Water and Drinking Water Revolving Funds Revenue
                 Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/17
------------------------------------------------------------------------------------------------------------------------------------
$     200,145   Total Long-Term Investments (cost $200,289,418) - 147.8%                                                212,505,982
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.2% (0.2% OF TOTAL INVESTMENTS)

          320   New York City, New York, General Obligation Bonds, Variable                                 A-1+            320,000
                 Rate Demand Obligations, Fiscal Series 2002A-7,
                 2.260%, 11/01/24 - AMBAC Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         320   Total Short-Term Investments (cost $320,000)                                                                320,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $200,609,418) - 148.0%                                                          212,825,982
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.0)%                                                                      (75,888)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.0)%                                                        (69,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  143,750,094
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.


                                 See accompanying notes to financial statements.

                        Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)
                        Portfolio of
                                INVESTMENTS March 31, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.5% (4.5% OF TOTAL INVESTMENTS)

$         525   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB     $      524,638
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

          500   New York Counties Tobacco Trust III, Tobacco Settlement               6/13 at 100.00         BBB            498,570
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

          265   Rensselaer Tobacco Asset Securitization Corporation,                  6/12 at 100.00         BBB            259,504
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

        5,000   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,            7/09 at 101.00         BBB          5,192,800
                 Series 1999-1, 6.250%, 7/15/27


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 15.6% (10.8% OF TOTAL INVESTMENTS)

        2,750   Albany Industrial Development Agency, New York, Revenue               7/11 at 101.00         Aaa          2,922,590
                 Bonds, St. Rose College, Series 2001A, 5.375%, 7/01/31 -
                 AMBAC Insured

        1,975   Amherst Industrial Development Agency, New York, Revenue              8/11 at 102.00         AAA          2,094,468
                 Bonds, UBF Faculty/Student Housing Corporation, University
                 of Buffalo Village Green Project, Series 2001A,
                 5.250%, 8/01/31 - AMBAC Insured

        2,190   Monroe County Industrial Development Agency, New York,                6/11 at 102.00          AA          2,294,222
                 Civic Facility Revenue Bonds, St. John Fisher College,
                 Series 2001, 5.250%, 6/01/26 - RAAI Insured

          245   New York City Industrial Development Agency, New York,               10/14 at 100.00          A-            248,050
                 Civic Facility Revenue Bonds, St. Francis College,
                 Series 2004, 5.000%, 10/01/34

        1,100   New York City Industrial Development Agency, New York,                2/11 at 100.00          A-          1,130,195
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

        2,000   New York State Dormitory Authority, Insured Revenue Bonds,            7/08 at 101.00         AAA          2,084,940
                 New York Medical College, Series 1998, 5.000%, 7/01/21 -
                 MBIA Insured

        1,000   New York State Dormitory Authority, Lease Revenue Bonds,                No Opt. Call         AAA          1,089,610
                 State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        1,000   New York State Dormitory Authority, Revenue Bonds,                    7/11 at 101.00         AAA          1,054,550
                 Canisius College, Series 2000, 5.250%, 7/01/30 -
                 MBIA Insured

          290   New York State Dormitory Authority, Revenue Bonds, City                 No Opt. Call         AAA            330,052
                 University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        1,265   New York State Dormitory Authority, Third General Resolution          7/08 at 102.00         AAA          1,330,502
                 Consolidated Revenue Bonds, City University System,
                 Series 1998-1, 5.250%, 7/01/25 - FGIC Insured

          900   Utica Industrial Development Agency, New York, Revenue                6/09 at 101.00         N/R            950,859
                 Bonds, Utica College, Series 2004A, 6.875%, 12/01/34


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 16.3% (11.3% OF TOTAL INVESTMENTS)

          760   Nassau County Industrial Development Agency, New York,                  No Opt. Call          A3            819,029
                 Revenue Refunding Bonds, North Shore Health System
                 Obligated Group, Series 2001B, 5.875%, 11/01/11

          850   New York City Health and Hospitals Corporation, New York,             2/09 at 101.00          A3            873,970
                 Health System Revenue Bonds, Series 1999A,
                 5.250%, 2/15/17

          500   New York City Health and Hospitals Corporation, New York,             2/13 at 100.00         AAA            531,860
                 Health System Revenue Bonds, Series 2003A,
                 5.250%, 2/15/22 - AMBAC Insured

          500   New York City Industrial Development Agency, New York,                7/12 at 101.00         Ba3            492,995
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2002C, 6.450%, 7/01/32

          500   New York City Industrial Development Agency, New York,                7/12 at 100.00         Ba3            494,600
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2001B, 6.375%, 7/01/31


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       3,000   New York State Dormitory Authority, FHA-Insured Mortgage              8/09 at 101.00         AAA     $    3,144,480
                 Hospital Revenue Bonds, Montefiore Medical Center,
                 Series 1999, 5.500%, 8/01/38 - AMBAC Insured

        2,505   New York State Dormitory Authority, FHA-Insured Mortgage              8/09 at 101.00         AAA          2,716,472
                 Revenue Bonds, New York Hospital Medical Center of
                 Queens, Series 1999, 5.550%, 8/15/29 - AMBAC Insured

        1,500   New York State Dormitory Authority, FHA-Insured Mortgage              2/08 at 102.00         AAA          1,592,610
                 Revenue Refunding Bonds, United Health Services,
                 Series 1997, 5.375%, 8/01/27 - AMBAC Insured

          500   New York State Dormitory Authority, Insured Revenue Bonds,            7/07 at 102.00          AA            531,015
                 Franciscan Health Partnership Obligated Group - Frances
                 Shervier Home and Hospital, Series 1997, 5.500%, 7/01/17 -
                 RAAI Insured

          500   New York State Dormitory Authority, Revenue Bonds, Lenox              7/11 at 101.00        Baa2            515,005
                 Hill Hospital Obligated Group, Series 2001, 5.500%, 7/01/30

        1,250   New York State Dormitory Authority, Revenue Bonds,                    7/05 at 100.00        BBB-          1,251,188
                 Mount Sinai NYU Health Obligated Group, Series 2002C,
                 6.000%, 7/01/26

        1,245   New York State Dormitory Authority, Revenue Bonds,                    8/14 at 100.00         AAA          1,355,730
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

                New York State Dormitory Authority, Revenue Bonds,
                Nyack Hospital, Series 1996:
          220    6.000%, 7/01/06                                                      7/06 at 102.00         Ba3            221,850
          100    6.250%, 7/01/13                                                      7/06 at 102.00         Ba3             99,994

          500   New York State Dormitory Authority, Revenue Bonds,                    7/13 at 100.00        Baa1            514,645
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

                Suffolk County Industrial Development Agency, New York,
                Revenue Bonds, Huntington Hospital, Series 2002C:
          425    6.000%, 11/01/22                                                    11/12 at 100.00        Baa1            449,523
          610    5.875%, 11/01/32                                                    11/12 at 100.00        Baa1            632,296


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.6% (3.8% OF TOTAL INVESTMENTS)

        3,640   New York City Housing Development Corporation, New York,              5/11 at 101.00          AA          3,815,120
                 Multifamily Housing Revenue Bonds, Series 2001B,
                 5.250%, 11/01/16

        1,000   New York City Housing Development Corporation, New York,             11/11 at 100.00          AA          1,013,590
                 Multifamily Housing Revenue Bonds, Series 2001C-2,
                 5.400%, 11/01/33 (Alternative Minimum Tax)

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
          455    5.375%, 11/01/23 (Alternative Minimum Tax)                           5/12 at 100.00          AA            471,639
          225    5.500%, 11/01/34 (Alternative Minimum Tax)                           5/12 at 100.00          AA            229,280


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.8% (1.2% OF TOTAL INVESTMENTS)

        1,715   New York State Mortgage Agency, Homeowner Mortgage                   10/09 at 100.00         Aa1          1,766,021
                 Revenue Bonds, Series 82, 5.650%, 4/01/30 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.8% (1.9% OF TOTAL INVESTMENTS)

          525   New York City Industrial Development Agency, New York,                7/11 at 101.00         N/R            549,313
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2001A-1, 7.250%, 7/01/16

        2,150   New York State Dormitory Authority, Insured Revenue Bonds,            7/11 at 102.00         AAA          2,238,301
                 Rehabilitation Association Pooled Loan Program 1,
                 Series 2001A, 5.000%, 7/01/23 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 13.2% (9.1% OF TOTAL INVESTMENTS)

        1,775   Bath Central School District, Steuben County, New York,               6/12 at 100.00         AAA          1,731,300
                 General Obligation Bonds, Series 2002, 4.000%, 6/15/18 -
                 FGIC Insured

        5,000   Nassau County, New York, General Obligation Improvement               6/09 at 102.00         AAA          5,411,400
                 Bonds, Series 1999B, 5.250%, 6/01/22 - AMBAC Insured


                                       37


                        Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       4,000   New York City, New York, General Obligation Bonds, Fiscal             8/08 at 101.00         AAA     $    4,247,360
                 Series 1998H, 5.375%, 8/01/27 - MBIA Insured

          825   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00          A1            886,322
                 Series 2004B, 5.250%, 8/01/15

          750   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00          A1            802,950
                 Series 2004C, 5.250%, 8/15/16


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 22.2% (15.3% OF TOTAL INVESTMENTS)

        1,000   Battery Park City Authority, New York, Senior Revenue Bonds,         11/13 at 100.00         AAA          1,081,120
                 Series 2003A, 5.250%, 11/01/21

        1,000   Metropolitan Transportation Authority, New York, State Service          No Opt. Call         AA-          1,135,060
                 Contract Refunding Bonds, Series 2002A, 5.750%, 1/01/17

        1,750   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          1,854,650
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA Insured

          560   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00         BBB            576,128
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

        1,000   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          1,039,670
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.000%, 2/01/23

                New York State Dormitory Authority, Service Contract Bonds,
                Child Care Facilities Development Program, Series 2002:
        1,905    5.375%, 4/01/17                                                      4/12 at 100.00         AA-          2,024,710
        1,000    5.375%, 4/01/19                                                      4/12 at 100.00         AA-          1,059,740

        1,000   New York State Environmental Facilities Corporation,                  3/14 at 100.00         AA-          1,047,390
                 Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21

                New York State Municipal Bond Bank Agency, Buffalo, Special
                Program Revenue Bonds, Series 2001A:
        1,070    5.250%, 5/15/23 - AMBAC Insured                                      5/11 at 100.00         AAA          1,134,318
        1,125    5.250%, 5/15/24 - AMBAC Insured                                      5/11 at 100.00         AAA          1,189,069

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,140    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          1,195,062
          835    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            874,003

        2,100   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AAA          2,232,321
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 -
                 AMBAC Insured

        1,000   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-          1,084,350
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

                United Nations Development Corporation, New York, Senior
                Lien Revenue Bonds, Series 2004A:
          250    5.250%, 7/01/23                                                      1/08 at 100.00          A3            259,333
          250    5.250%, 7/01/24                                                      1/08 at 100.00          A3            258,440

        2,250   Virgin Islands Public Finance Authority, Senior Lien Revenue         10/08 at 101.00         BBB          2,330,640
                 Refunding Bonds, Matching Fund Loan Notes, Series 1998A,
                 5.500%, 10/01/22

        1,500   Yonkers Industrial Development Agency, New York, Revenue              2/11 at 100.00        BBB-          1,629,645
                 Bonds, Community Development Properties - Yonkers Inc.
                 Project, Series 2001A, 6.250%, 2/01/16


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 13.8% (9.6% OF TOTAL INVESTMENTS)

        2,000   Albany Parking Authority, New York, Revenue Bonds,                    7/11 at 101.00        BBB+          2,123,680
                 Series 2001A, 5.625%, 7/15/20

        1,000   New York City Industrial Development Agency, New York,               12/12 at 101.00         Ba2          1,048,420
                 Special Facilities Revenue Bonds, British Airways PLC,
                 Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)

        1,000   New York City Industrial Development Agency, New York,                8/12 at 101.00         CCC            812,710
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative
                 Minimum Tax)

          375   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA            389,490
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

        3,400   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA          3,585,572
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured


                                       38

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       2,195   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA     $    2,293,073
                 Revenue Bonds, One Hundred Twentieth  Series 2000,
                 5.500%, 10/15/35 (Alternative Minimum Tax) - MBIA Insured

        2,500   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         AA-          2,605,175
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

          780   Triborough Bridge and Tunnel Authority, New York,                       No Opt. Call         AAA            891,883
                 Subordinate Lien General Purpose Revenue Refunding
                 Bonds, Series 2002E, 5.500%, 11/15/20 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 20.0% (13.8% OF TOTAL INVESTMENTS)

        2,750   Metropolitan Transportation Authority, New York, Dedicated           10/14 at 100.00         AAA          2,993,925
                 Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29
                 (Pre-refunded to 10/01/14) - FSA Insured

        1,670   Nassau County Interim Finance Authority, New York, Sales             11/10 at 100.00         AAA          1,844,181
                 Tax Secured Revenue Bonds, Series 2000A,
                 5.375%, 11/15/17 (Pre-refunded to 11/15/10) -
                 MBIA Insured

          400   New York State Dormitory Authority, Revenue Bonds,                    3/13 at 100.00       AA***            444,316
                 State Personal Income Tax, Series 2003A, 5.375%, 3/15/22
                 (Pre-refunded to 3/15/13)

        3,750   New York State Dormitory Authority, Third General Resolution          1/08 at 102.00         AAA          4,057,013
                 Consolidated Revenue Bonds, City University System,
                 Series 1997-1, 5.375%, 7/01/24 (Pre-refunded to 1/01/08) -
                 FSA Insured

        4,205   New York State Urban Development Corporation, Service                 1/11 at 100.00         AAA          4,570,415
                 Contract Revenue Bonds, Correctional Facilities, Series 2000C,
                 5.125%, 1/01/21 (Pre-refunded to 1/01/11) - FSA Insured

        2,500   New York State Urban Development Corporation, State                   3/12 at 100.00       AA***          2,724,525
                 Personal Income Tax Revenue Bonds, State Facilities and
                 Equipment, Series 2002A, 5.125%, 3/15/27 (Pre-refunded
                 to 3/15/12)

        3,000   Triborough Bridge and Tunnel Authority, New York, General             1/11 at 100.00         AAA          3,272,370
                 Purpose Revenue Bonds, Series 1996B, 5.200%, 1/01/22
                 (Pre-refunded to 1/01/11)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 18.3% (12.7% OF TOTAL INVESTMENTS)

        5,000   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA          5,282,900
                 General Revenue Bonds, Series 1998A, 5.250%, 12/01/26 -
                 AMBAC Insured

        1,500   Long Island Power Authority, New York, Electric System                5/11 at 100.00          A-          1,559,565
                 General Revenue Bonds, Series 2001L, 5.375%, 5/01/33

        1,500   Long Island Power Authority, New York, Electric System                9/13 at 100.00         AAA          1,597,650
                 General Revenue Bonds, Series 2003C, 5.000%, 9/01/15 -
                 CIFG Insured

        2,000   New York City Industrial Development Agency, New York,               10/08 at 102.00        BBB-          1,925,780
                 Revenue Bonds, Brooklyn Navy Yard Cogeneration Partners
                 LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)

        2,000   New York State Power Authority, General Revenue Bonds,               11/10 at 100.00         Aa2          2,088,120
                 Series 2000A, 5.250%, 11/15/40

          450   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa1            483,053
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001A,
                 5.450%, 11/15/26 (Alternative Minimum Tax)
                 (Mandatory put 11/15/12)

        2,000   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa1          2,118,900
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 American Ref-Fuel Company of Niagara LP, Series 2001D,
                 5.550%, 11/15/24 (Mandatory put 11/15/15)

                Suffolk County Industrial Development Agency, New York, Revenue
                Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
        1,250    5.300%, 1/01/13 (Alternative Minimum Tax)                            1/09 at 101.00         N/R          1,225,033
        2,000    5.500%, 1/01/23 (Alternative Minimum Tax)                            1/09 at 101.00         N/R          1,924,200


                                       39


                        Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (continued)
                             Portfolio of INVESTMENTS March 31, 2005 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                          MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.7% (6.0% OF TOTAL INVESTMENTS)

$       6,000   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AA+     $    6,437,460
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001A, 5.500%, 6/15/33

        1,000   New York City Municipal Water Finance Authority, New York,            6/11 at 101.00         AA+          1,097,730
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001D, 5.500%, 6/15/17

        1,000   New York State Environmental Facilities Corporation, State           11/12 at 100.00         AAA          1,089,260
                 Clean Water and Drinking Water Revolving Funds Revenue
                 Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/17
------------------------------------------------------------------------------------------------------------------------------------
$     136,490   Total Long-Term Investments (cost $137,416,048) - 144.8%                                                143,897,456
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                      2,514,509
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.3)%                                                        (47,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   99,411,965
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.


                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES March 31, 2005 (Unaudited)
                                                                                        NEW YORK          NEW YORK         NEW YORK
                                                                       NEW YORK      PERFORMANCE          DIVIDEND         DIVIDEND
                                                                          VALUE             PLUS         ADVANTAGE      ADVANTAGE 2
                                                                          (NNY)            (NNP)             (NAN)            (NXK)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $141,075,389,
   $341,046,037, $200,609,418
   and $137,416,048, respectively)                                 $148,887,294     $362,198,412      $212,825,982     $143,897,456
Cash                                                                    352,293          523,570            23,220          304,734
Receivables:
   Interest                                                           2,128,249        5,302,326         3,032,613        2,201,975
   Investments sold                                                          --        1,588,396           120,000           80,000
Other assets                                                              8,283           34,037            10,835            1,232
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  151,376,119      369,646,741       216,012,650      146,485,397
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                       781,695        1,954,238         3,110,007               --
Accrued expenses:
   Management fees                                                       70,595          197,426            70,208           42,477
   Other                                                                 53,828           88,080            66,080           27,980
Preferred share dividends payable                                           N/A           14,174            16,261            2,975
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                 906,118        2,253,918         3,262,556           73,432
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                      N/A      124,300,000        69,000,000       47,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $150,470,001     $243,092,823      $143,750,094     $ 99,411,965
====================================================================================================================================
Common shares outstanding                                            15,120,364       14,977,135         9,195,882        6,457,000
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $       9.95     $      16.23      $      15.63     $      15.40
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $    151,204     $    149,771      $     91,959     $     64,570
Paid-in surplus                                                     144,257,104      218,126,392       130,543,969       91,654,244
Undistributed net investment income                                      90,073        2,565,257         1,623,791        1,030,118
Accumulated net realized gain (loss) from investments                (1,840,285)       1,099,028          (726,189)         181,625
Net unrealized appreciation of investments                            7,811,905       21,152,375        12,216,564        6,481,408
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $150,470,001     $243,092,823      $143,750,094     $ 99,411,965
====================================================================================================================================
Authorized shares:
   Common                                                           250,000,000      200,000,000         Unlimited        Unlimited
   Preferred                                                                N/A        1,000,000         Unlimited        Unlimited
====================================================================================================================================
N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                        Statement of
                              OPERATIONS Six Months Ended March 31, 2005 (Unaudited)
                                                                                        NEW YORK          NEW YORK         NEW YORK
                                                                       NEW YORK      PERFORMANCE          DIVIDEND         DIVIDEND
                                                                          VALUE             PLUS         ADVANTAGE      ADVANTAGE 2
                                                                          (NNY)            (NNP)             (NAN)            (NXK)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                   $ 3,907,524      $ 9,442,741       $ 5,368,746       $3,665,141
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         419,618        1,167,651           682,872          472,464
Preferred shares - auction fees                                             N/A          154,949            86,013           58,589
Preferred shares - dividend disbursing agent fees                           N/A           19,945            4,986             4,986
Shareholders' servicing agent fees and expenses                          22,410           22,065             2,135              788
Custodian's fees and expenses                                            18,584           41,274            25,509           20,407
Directors'/Trustees' fees and expenses                                    1,198            3,000             1,748            1,164
Professional fees                                                         2,436           11,415             8,587            6,939
Shareholders' reports - printing and mailing expenses                    15,760           19,530             5,116            8,287
Stock exchange listing fees                                               5,307            5,324             5,318              274
Investor relations expense                                               12,599           26,139            14,858           10,494
Other expenses                                                            4,107           18,147             9,875            9,199
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                            502,019        1,489,439           847,017          593,591
   Custodian fee credit                                                  (2,842)          (3,899)           (3,538)          (3,549)
   Expense reimbursement                                                     --               --          (267,857)        (221,246)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            499,177        1,485,540           575,622          368,796
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 3,408,347        7,957,201         4,793,124        3,296,345
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments                                      231,224        1,106,542           762,489          182,357
Change in net unrealized appreciation (depreciation)
   of investments                                                    (1,244,850)      (3,463,954)       (2,370,241)        (925,341)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                              (1,013,626)      (2,357,412)       (1,607,752)        (742,984)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                  N/A         (798,629)         (475,095)        (338,599)
From accumulated net realized gains from investments                        N/A          (72,204)               --          (26,248)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred shareholders                      N/A         (870,833)         (475,095)        (364,847)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                           $ 2,394,721      $ 4,728,956       $ 2,710,277       $2,188,514
====================================================================================================================================
N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                        Statement of
                             CHANGES IN NET ASSETS (Unaudited)
                                                                       NEW YORK VALUE (NNY)         NEW YORK PERFORMANCE PLUS (NNP)
                                                                ---------------------------------  ---------------------------------
                                                                SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                                                         3/31/05          9/30/04           3/31/05         9/30/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 3,408,347      $ 6,798,666       $ 7,957,201    $ 16,134,725
Net realized gain from investments                                       231,224          132,488         1,106,542       1,824,681
Change in net unrealized appreciation
   (depreciation) of investments                                      (1,244,850)         466,990        (3,463,954)      1,127,468
Distributions to Preferred Shareholders:
   From net investment income                                                N/A              N/A          (798,629)       (886,866)
   From accumulated net realized gains from investments                      N/A              N/A           (72,204)       (186,069)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                                       2,394,721        7,398,144         4,728,956      18,013,939
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (3,238,783)      (6,501,758)       (7,580,605)    (15,189,215)
From accumulated net realized gains from investments                          --               --        (1,194,491)     (3,791,706)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                          (3,238,783)      (6,501,758)       (8,775,096)    (18,980,921)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions                          --               --                --         329,405
Net proceeds from sale of Preferred shares                                   N/A              N/A                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common Shares
   from capital share transactions                                            --               --                --         329,405
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                          (844,062)         896,386        (4,046,140)       (637,577)
Net assets applicable to Common
   shares at the beginning of period                                 151,314,063      150,417,677       247,138,963     247,776,540
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                      $150,470,001     $151,314,063      $243,092,823    $247,138,963
====================================================================================================================================
Undistributed net investment
   income at the end of period                                      $     90,073     $    (79,491)     $  2,565,257    $  2,987,290
====================================================================================================================================
N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                             NEW YORK                           NEW YORK
                                                                      DIVIDEND ADVANTAGE (NAN)         DIVIDEND ADVANTAGE 2 (NXK)
                                                                ---------------------------------  ---------------------------------
                                                                SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                                                         3/31/05          9/30/04           3/31/05         9/30/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                               $  4,793,124     $  9,791,179      $  3,296,345     $ 6,612,378
Net realized gain from investments                                       762,489          668,102           182,357         445,277
Change in net unrealized appreciation
   (depreciation) of investments                                      (2,370,241)         788,470          (925,341)        840,985
Distributions to Preferred Shareholders:
   From net investment income                                           (475,095)        (594,153)         (338,599)       (401,396)
   From accumulated net realized gains from investments                       --               --           (26,248)        (19,972)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                                       2,710,277       10,653,598         2,188,514       7,477,272
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (4,551,962)      (9,100,079)       (3,083,205)     (6,159,904)
From accumulated net realized gains from investments                          --               --          (399,693)       (312,224)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                          (4,551,962)      (9,100,079)       (3,482,898)     (6,472,128)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions                          --          152,416                --              --
Net proceeds from sale of Preferred shares                                    --               --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common Shares
   from capital share transactions                                            --          152,416                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                        (1,841,685)       1,705,935        (1,294,384)      1,005,144
Net assets applicable to Common
   shares at the beginning of period                                 145,591,779      143,885,844       100,706,349      99,701,205
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                      $143,750,094     $145,591,779      $ 99,411,965    $100,706,349
====================================================================================================================================
Undistributed net investment
   income at the end of period                                      $  1,623,791     $  1,857,724      $  1,030,118    $  1,155,577
====================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Municipal Value Fund, Inc. (NNY), Nuveen New York Performance Plus Municipal Fund, Inc. (NNP), Nuveen New York Dividend Advantage Municipal Fund (NAN) and Nuveen New York Dividend Advantage Municipal Fund 2 (NXK). All of the Funds' Common shares trade on the New York Stock Exchange, with the exception of New York Dividend Advantage 2's
(NXK) Common shares which trade on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of New York.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Directors/Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Directors'/Trustees' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At March 31, 2005, New York Value (NNY), New York Performance Plus (NNP) and New York Dividend Advantage (NAN) had outstanding when-issued purchase commitments of $781,695, $1,954,238 and $3,110,007, respectively. There were no such outstanding purchase commitments in New York Dividend Advantage 2 (NXK).

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

New York Value (NNY) is not authorized to issue Preferred shares. The Funds below have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                              NEW YORK    NEW YORK      NEW YORK
                                           PERFORMANCE    DIVIDEND      DIVIDEND
                                                  PLUS   ADVANTAGE   ADVANTAGE 2
                                                 (NNP)       (NAN)         (NXK)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                      1,600          --            --
   Series T                                        800          --            --
   Series W                                      2,000          --         1,880
   Series TH                                        --          --            --
   Series F                                        572       2,760            --
--------------------------------------------------------------------------------
Total                                            4,972       2,760         1,880
================================================================================

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended March 31, 2005.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                                                                        NEW YORK
                                                          NEW YORK VALUE (NNY)    PERFORMANCE PLUS (NNP)
                                                         -----------------------------------------------
                                                         SIX MONTHS         YEAR  SIX MONTHS        YEAR
                                                              ENDED        ENDED       ENDED       ENDED
                                                            3/31/05      9/30/04     3/31/05     9/30/04
--------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                          --           --          --      19,528
========================================================================================================
                                                                                          NEW YORK
                                                                NEW YORK                  DIVIDEND
                                                        DIVIDEND ADVANTAGE (NAN)      ADVANTAGE 2 (NXK)
                                                         -----------------------------------------------
                                                         SIX MONTHS         YEAR  SIX MONTHS        YEAR
                                                              ENDED        ENDED       ENDED       ENDED
                                                            3/31/05      9/30/04     3/31/05     9/30/04
--------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                          --        9,362          --          --
========================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended March 31, 2005, were as follows:

                                              NEW YORK     NEW YORK     NEW YORK
                                 NEW YORK  PERFORMANCE     DIVIDEND     DIVIDEND
                                    VALUE         PLUS    ADVANTAGE  ADVANTAGE 2
                                    (NNY)        (NNP)        (NAN)        (NXK)
--------------------------------------------------------------------------------
Purchases                      $8,246,000  $11,159,437  $14,549,841   $3,157,202
Sales and maturities            5,630,292   12,166,218   10,985,902    3,547,203
================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2005, the cost of investments was as follows:

                                          NEW YORK       NEW YORK       NEW YORK
                           NEW YORK    PERFORMANCE       DIVIDEND       DIVIDEND
                              VALUE           PLUS      ADVANTAGE    ADVANTAGE 2
                              (NNY)          (NNP)          (NAN)          (NXK)
--------------------------------------------------------------------------------
Cost of investments    $140,856,836   $340,789,184   $200,489,659   $137,359,449
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as follows:


                                          NEW YORK       NEW YORK      NEW YORK
                           NEW YORK    PERFORMANCE       DIVIDEND      DIVIDEND
                              VALUE           PLUS      ADVANTAGE   ADVANTAGE 2
                              (NNY)          (NNP)          (NAN)         (NXK)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation          $8,470,216   $22,543,419     $12,664,651    $6,723,492
   Depreciation            (439,758)   (1,134,191)       (328,328)     (185,485)
--------------------------------------------------------------------------------
Net unrealized
   appreciation
   of investments        $8,030,458   $21,409,228     $12,336,323    $6,538,007
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The tax components of undistributed net investment income and net realized gains at September 30, 2004, the Funds' last fiscal year end, were as follows:

                                                                       NEW YORK     NEW YORK     NEW YORK
                                                          NEW YORK  PERFORMANCE     DIVIDEND     DIVIDEND
                                                             VALUE         PLUS    ADVANTAGE  ADVANTAGE 2
                                                             (NNY)        (NNP)        (NAN)        (NXK)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                     $236,222   $3,973,275   $2,519,873   $1,619,234
Undistributed net ordinary income **                        17,730       34,069           --        3,548
Undistributed net long-term capital gains                       --    1,259,182           --      425,090
=========================================================================================================

* Undistributed net tax exempt income (on a tax basis) has not been reduced for the dividend declared on September 1, 2004, paid on October 1, 2004.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended September 30, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                       NEW YORK     NEW YORK     NEW YORK
                                                         NEW YORK   PERFORMANCE     DIVIDEND     DIVIDEND
                                                            VALUE          PLUS    ADVANTAGE  ADVANTAGE 2
                                                            (NNY)         (NNP)        (NAN)        (NXK)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $6,531,999  $16,052,941   $9,686,993   $6,562,486
Distributions from net ordinary income **                       --       11,164           --        5,285
Distributions from net long-term capital gains                  --    3,977,775           --      328,604
=========================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At September 30, 2004, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                        NEW YORK
                                                           NEW YORK     DIVIDEND
                                                              VALUE    ADVANTAGE
                                                              (NNY)        (NAN)
--------------------------------------------------------------------------------
Expiration year:
   2008                                                  $  379,371   $       --
   2009                                                     120,870    1,488,678
   2010                                                          --           --
   2011                                                          --           --
   2012                                                   1,535,630           --
--------------------------------------------------------------------------------
Total                                                    $2,035,871   $1,488,678
================================================================================

New York Value (NNY) elected to defer net realized losses from investments incurred from November 1, 2003 through September 30, 2004 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses of $35,637 were treated as having arisen on the first day of the current fiscal year.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Effective January 1, 2005, Nuveen Advisory Corp. ("NAC"), the Funds' previous Adviser, and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NAC or NIAC.

As approved by the Board of Directors/Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser, or its predecessor and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As of April 30, 2005, the complex-level fee rate was .1915%; that is, the funds' effective management fees were reduced by approximately .0085%.

Effective August 1, 2004, New York Value (NNY) pays an annual fund-level fee, payable monthly, of .15% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income of the Fund.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds (excluding New York Value (NNY)) is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING              NEW YORK PERFORMANCE PLUS (NNP)
NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                               NEW YORK DIVIDEND ADVANTAGE (NAN)
AVERAGE DAILY NET ASSETS (INCLUDING          NEW YORK DIVIDEND ADVANTAGE 2 (NXK)
NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



New York Value (NNY) paid through July 31, 2004, an annual management fee, payable monthly, of .35% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income of the Fund.

Each Fund (excluding New York Value (NNY)) paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING              NEW YORK PERFORMANCE PLUS (NNP)
NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)                 MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

                                               NEW YORK DIVIDEND ADVANTAGE (NAN)
AVERAGE DAILY NET ASSETS (INCLUDING          NEW YORK DIVIDEND ADVANTAGE 2 (NXK)
NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)                 MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of New York Dividend Advantage's (NAN) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                        YEAR ENDING
JULY 31,                                           JULY 31,
--------------------------------------------------------------------------------
1999*                     .30%                     2005                     .25%
2000                      .30                      2006                     .20
2001                      .30                      2007                     .15
2002                      .30                      2008                     .10
2003                      .30                      2009                     .05
2004                      .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse New York Dividend Advantage (NAN) for any portion of its fees and expenses beyond July 31, 2009.

For the first ten years of New York Dividend Advantage 2's (NXK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                        YEAR ENDING
MARCH 31,                                          MARCH 31,
--------------------------------------------------------------------------------
2001*                     .30%                     2007                     .25%
2002                      .30                      2008                     .20
2003                      .30                      2009                     .15
2004                      .30                      2010                     .10
2005                      .30                      2011                     .05
2006                      .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse New York Dividend Advantage 2 (NXK) for any portion of its fees and expenses beyond March 31, 2011.

6. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. The settlement of transactions (C) and (D) above would likely be deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and NAM, which would result in the automatic termination of each agreement under the 1940 Act. The Board of Directors/Trustees will consider approval of new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders. Those agreements, if approved by a Fund's shareholders, would take effect upon such approval. There can be no assurance that these approvals will be obtained.

7. SUBSEQUENT EVENT -- DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on May 2, 2005, to shareholders of record on April 15, 2005, as follows:

                                              NEW YORK     NEW YORK     NEW YORK
                                 NEW YORK  PERFORMANCE     DIVIDEND     DIVIDEND
                                    VALUE         PLUS    ADVANTAGE  ADVANTAGE 2
                                    (NNY)        (NNP)        (NAN)        (NXK)
--------------------------------------------------------------------------------
Dividend per share                 $.0355       $.0815       $.0825       $.0795
================================================================================

                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                        Investment Operations                              Less Distributions
                                 -----------------------------------------------------------------  --------------------------------
                                                            Distributions   Distributions
                                                                 from Net            from             From Net
                     Beginning                        Net      Investment         Capital           Investment    Capital
                        Common                  Realized/       Income to        Gains to            Income to   Gains to
                         Share          Net    Unrealized       Preferred       Preferred               Common     Common
                     Net Asset   Investment    Investment          Share-          Share-               Share-     Share-
                         Value       Income    Gain (Loss)        holders+        holders+   Total     holders    holders     Total
====================================================================================================================================
NEW YORK VALUE (NNY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(b)                 $10.01        $ .23        $ (.08)          $ N/A           $ N/A     $.15      $ (.21)       $--    $ (.21)
2004                      9.95          .45           .04             N/A             N/A      .49        (.43)        --      (.43)
2003                     10.16          .44          (.19)            N/A             N/A      .25        (.46)        --      (.46)
2002                      9.86          .47           .32             N/A             N/A      .79        (.49)        --      (.49)
2001                      9.51          .50           .36             N/A             N/A      .86        (.51)        --      (.51)
2000                      9.53          .52          (.03)            N/A             N/A      .49        (.51)        --      (.51)

NEW YORK PERFORMANCE
PLUS (NNP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(b)                  16.50          .53          (.16)           (.05)             --      .32        (.51)      (.08)     (.59)
2004                     16.57         1.08           .18            (.06)           (.01)    1.19       (1.01)      (.25)    (1.26)
2003                     17.11         1.10          (.34)           (.06)           (.02)     .68        (.99)      (.23)    (1.22)
2002                     15.95         1.13          1.07            (.11)             --     2.09        (.93)        --      (.93)
2001                     14.67         1.16          1.26            (.26)             --     2.16        (.88)        --      (.88)
2000                     14.65         1.23           .12            (.30)           (.02)    1.03        (.95)      (.06)    (1.01)

NEW YORK DIVIDEND
ADVANTAGE (NAN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(b)                  15.83          .52          (.17)           (.05)             --      .30        (.50)        --      (.50)
2004                     15.66         1.06           .16            (.06)             --     1.16        (.99)        --      (.99)
2003                     15.85         1.07          (.24)           (.07)             --      .76        (.95)        --      (.95)
2002                     14.86         1.07           .89            (.11)             --     1.85        (.86)        --      (.86)
2001                     13.42         1.08          1.40            (.24)             --     2.24        (.80)        --      (.80)
2000                     13.27         1.08           .18            (.29)             --      .97        (.82)        --      (.82)

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(b)                  15.60          .51          (.12)           (.05)             --      .34        (.48)      (.06)     (.54)
2004                     15.44         1.02           .20            (.06)             --     1.16        (.95)      (.05)    (1.00)
2003                     15.62         1.04          (.18)           (.07)           (.01)     .78        (.91)      (.06)     (.97)
2002                     14.55         1.04           .99            (.11)             --     1.92        (.85)        --      (.85)
2001(a)                  14.33          .44           .33            (.07)             --      .70        (.35)        --      (.35)
====================================================================================================================================
                                                                     Total Returns
                                                                 ---------------------
                                                                               Based
                            Offering                                              on
                           Costs and       Ending                             Common
                           Preferred       Common                 Based        Share
                               Share        Share     Ending         on          Net
                        Underwriting    Net Asset     Market     Market        Asset
                           Discounts        Value      Value      Value**      Value**
======================================================================================
NEW YORK VALUE (NNY)
--------------------------------------------------------------------------------------
Year Ended 9/30:
2005(b)                         $ --       $ 9.95   $ 9.5200       6.46%        1.54%
2004                              --        10.01     9.1500       5.29         5.04
2003                              --         9.95     9.1100       1.65         2.59
2002                              --        10.16     9.4200       4.55         8.26
2001                              --         9.86     9.4900      14.66         9.23
2000                              --         9.51     8.7500       6.17         5.29

NEW YORK PERFORMANCE
PLUS (NNP)
--------------------------------------------------------------------------------------
Year Ended 9/30:
2005(b)                           --        16.23    14.7700      (2.09)        1.91
2004                              --        16.50    15.6600       8.19         7.55
2003                              --        16.57    15.6600       1.88         4.25
2002                              --        17.11    16.6000      14.44        13.65
2001                              --        15.95    15.3900      15.56        15.01
2000                              --        14.67    14.1250       (.71)        7.45

NEW YORK DIVIDEND
ADVANTAGE (NAN)
--------------------------------------------------------------------------------------
Year Ended 9/30:
2005(b)                           --        15.63    14.9300       2.69         1.87
2004                              --        15.83    15.0100       6.13         7.68
2003                              --        15.66    15.0900       3.86         5.04
2002                              --        15.85    15.4700      13.57        12.95
2001                              --        14.86    14.4400      24.06        16.98
2000                              --        13.42    12.3125      (8.62)        7.82

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
--------------------------------------------------------------------------------------
Year Ended 9/30:
2005(b)                           --        15.40    14.6000       2.13         2.18
2004                              --        15.60    14.8200       9.02         7.80
2003                             .01        15.44    14.5500       5.35         5.39
2002                              --        15.62    14.7800       8.48        13.67
2001(a)                         (.13)       14.55    14.4600      (1.29)        4.02
======================================================================================
                                                               Ratios/Supplemental Data
                            -------------------------------------------------------------------------------------------
                                             Before Credit/Reimbursement     After Credit/Reimbursement***
                                            -----------------------------    -----------------------------
                                                           Ratio of Net                    Ratio of Net
                                              Ratio of       Investment        Ratio of      Investment
                                 Ending       Expenses        Income to        Expenses       Income to
                                    Net     to Average          Average      to Average         Average
                                 Assets     Net Assets       Net Assets      Net Assets      Net Assets
                             Applicable     Applicable       Applicable      Applicable      Applicable      Portfolio
                              to Common      to Common        to Common       to Common       to Common       Turnover
                            Shares (000)        Shares++         Shares++        Shares++        Shares++         Rate
=======================================================================================================================
NEW YORK VALUE (NNY)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(b)                        $150,470            .66%*           4.50%*           .66%*          4.51%*            4%
2004                            151,314            .72             4.52             .72            4.52              9
2003                            150,418            .88             4.37             .87            4.38             10
2002                            153,580            .79             4.76             .78            4.76             11
2001                            149,138            .76             5.13             .74            5.15             23
2000                            143,843            .74             5.52             .73            5.53             33

NEW YORK PERFORMANCE
PLUS (NNP)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(b)                         243,093           1.21*            6.45*           1.20*           6.45*             3
2004                            247,139           1.21             6.58            1.21            6.59              5
2003                            247,777           1.22             6.67            1.21            6.67             14
2002                            255,890           1.24             7.08            1.23            7.09             19
2001                            238,599           1.29             7.47            1.28            7.49             19
2000                            219,427           1.29             8.61            1.27            8.63             44

NEW YORK DIVIDEND
ADVANTAGE (NAN)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(b)                         143,750           1.16*            6.22*            .79*           6.59*             5
2004                            145,592           1.17             6.38             .74            6.81              8
2003                            143,886           1.19             6.50             .74            6.95              8
2002                            145,599           1.21             6.76             .75            7.22             11
2001                            136,441           1.25             7.01             .78            7.49             18
2000                            123,171           1.31             7.89             .79            8.42             19

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2005(b)                          99,412           1.18*            6.11*            .73*           6.55*             2
2004                            100,706           1.17             6.19             .72            6.64              7
2003                             99,701           1.19             6.41             .75            6.85              8
2002                            100,886           1.21             6.69             .74            7.16             16
2001(a)                          93,965           1.12*            5.63*            .69*           6.06*            11
=======================================================================================================================
                                   Preferred Shares at End of Period
                              ------------------------------------------
                                Aggregate      Liquidation
                                   Amount       and Market         Asset
                              Outstanding            Value      Coverage
                                     (000)       Per Share     Per Share
========================================================================
NEW YORK VALUE (NNY)
------------------------------------------------------------------------
Year Ended 9/30:
2005(b)                          $    N/A           $  N/A        $  N/A
2004                                  N/A              N/A           N/A
2003                                  N/A              N/A           N/A
2002                                  N/A              N/A           N/A
2001                                  N/A              N/A           N/A
2000                                  N/A              N/A           N/A

NEW YORK PERFORMANCE
PLUS (NNP)
------------------------------------------------------------------------
Year Ended 9/30:
2005(b)                           124,300           25,000        73,892
2004                              124,300           25,000        74,706
2003                              124,300           25,000        74,834
2002                              124,300           25,000        76,466
2001                              124,300           25,000        72,988
2000                              124,300           25,000        69,132

NEW YORK DIVIDEND
ADVANTAGE (NAN)
------------------------------------------------------------------------
Year Ended 9/30:
2005(b)                            69,000           25,000        77,083
2004                               69,000           25,000        77,751
2003                               69,000           25,000        77,133
2002                               69,000           25,000        77,753
2001                               69,000           25,000        74,435
2000                               69,000           25,000        69,627

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
------------------------------------------------------------------------
Year Ended 9/30:
2005(b)                            47,000           25,000        77,879
2004                               47,000           25,000        78,567
2003                               47,000           25,000        78,033
2002                               47,000           25,000        78,663
2001(a)                            47,000           25,000        74,981
========================================================================

N/A  Fund is not authorized to issue Preferred shares.
*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.
(a) For the period March 27, 2001 (commencement of operations) through September 30, 2001.
(b)  For the six months ended March 31, 2005.


                                 See accompanying notes to financial statements.

                                  52-53 SPREAD

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
         For GENERATIONS

Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                        o Share prices
           Learn more                   o Fund details
about Nuveen Funds at                   o Daily financial news
   WWW.NUVEEN.COM/ETF                   o Investor education
                                        o Interactive planning tools


Logo: NUVEEN Investments

                                                                     ESA-A-0305D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New York Performance Plus Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: June 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: June 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: June 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.